UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07840

Schroder Series Trust
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Schroder Series Trust P.O. Box 8507 Boston, MA 02266
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2013

Date of reporting period:	January 31, 2013

Item 1.   Schedule of Investments

Schroder U.S. Small and Mid Cap Opportunities Fund

Schedule of Investments

January 31, 2013 (unaudited)

Shares		Value $

	COMMON STOCK — 94.3%
	Auto & Transportation — 1.5%
5,393	Kansas City Southern	502,142
17,500	Ryder System	993,650
		1,495,792
	Consumer Discretionary — 18.9%
23,100	Asbury Automotive Group (1)	821,436
4,900	Autoliv	322,420
17,600	Bally Technologies (1)	847,616
13,358	Children’s Place (1)	665,763
13,500	Domino’s Pizza	628,695
13,900	Elizabeth Arden (1)	533,899
7,900	Group 1 Automotive	535,146
17,400	Hanesbrands (1)	652,152
12,500	Harman International Industries	559,750
21,900	Hillenbrand	542,025
20,048	Jack in the Box (1)	581,993
9,400	Lamar Advertising Class A (1)	400,816
2,624	Liberty Media - Liberty Capital (1)	292,602
21,900	Life Time Fitness (1)	1,110,987
20,900	Rent-A-Center	745,712
30,300	Republic Services	966,267
37,712	Ross Stores	2,251,406
14,900	Sally Beauty Holdings (1)	395,446
6,600	Six Flags Entertainment	415,404
11,800	Snap-on	956,036
45,000	VeriSign (1)	1,953,450
66,076	Waste Connections	2,380,058
15,800	WMS Industries (1)	391,050
11,500	Wolverine World Wide	494,500
		19,444,629
	Consumer Staples — 1.2%
13,900	Casey’s General Stores	760,747
11,000	Harris Teeter Supermarkets	456,390
		1,217,137
	Financial Services — 16.6%
1,989	Affiliated Managers Group (1)	286,277
54,182	Apartment Investment & Management REIT Class A	1,478,085
12,400	Bank of Hawaii	596,316
10,700	Comerica	367,652
15,400	Cullen/Frost Bankers	906,906
8,400	Erie Indemnity	599,256
49,200	First Horizon National	502,332
20,900	First Republic Bank	745,921
21,000	Genpact	351,750
22,995	HCC Insurance Holdings	889,447
7,131	Health Care REIT	448,112
104,800	Huntington Bancshares	729,408
21,065	Mack-Cali Realty	572,336
15,128	PartnerRe	1,326,574
26,568	PennyMac Mortgage Investment Trust REIT	706,709
15,400	Raymond James Financial	687,302
15,000	Reinsurance Group of America	860,850
30,300	Susquehanna Bancshares	346,026
10,600	Torchmark	590,526
15,700	Unum Group	365,967
78,654	Vantiv (1)	1,637,576
25,126	Willis Group Holdings	897,249
10,200	WR Berkley	419,934
31,700	Zions Bancorporation	739,244
		17,051,755
	Healthcare — 12.9%
12,100	Bio-Reference Labs (1)	336,017
57,900	CareFusion (1)	1,797,216
20,700	Coventry Health Care	948,681
4,700	DaVita (1)	542,427
20,600	DENTSPLY International	860,256
8,769	Henry Schein (1)	757,115
27,339	Life Technologies (1)	1,768,560
12,600	LifePoint Hospitals (1)	550,746
18,500	Masimo (1)	375,550
11,400	Myriad Genetics (1)	308,484
4,000	Onyx Pharmaceuticals (1)	310,080
35,200	Parexel International (1)	1,191,520
17,100	Salix Pharmaceuticals (1)	819,090
14,000	Sirona Dental Systems (1)	930,580
25,417	Universal Health Services Class B	1,439,619
14,000	Wright Medical Group (1)	295,960
		13,231,901
	Materials & Processing — 11.9%
11,153	Airgas	1,062,212
20,000	Armstrong World Industries	1,099,800
49,800	Berry Plastics Group (1)	875,484
21,579	Cabot	807,702
16,200	Cabot Microelectronics	598,752
44,300	Crown Holdings (1)	1,677,198
34,200	Hexcel (1)	916,218
4,100	Martin Marietta Materials	404,793
34,100	MRC Global (1)	1,047,893
17,100	Reliance Steel & Aluminum	1,106,712
3,500	Rock-Tenn Class A	276,325
11,100	Royal Gold	828,837
11,636	Silgan Holdings	499,184
60,070	Yamana Gold	982,145
		12,183,255
	Other Energy — 6.0%
8,900	Concho Resources (1)	811,858

Shares		Value $

81,800	Denbury Resources (1)	1,523,934
24,800	Dresser-Rand Group (1)	1,514,040
21,300	Energen	1,025,382
13,243	Oil States International (1)	1,027,392
4,666	SM Energy	271,375
		6,173,981
	Producer Durables — 10.2%
19,000	AGCO (1)	1,007,000
15,200	Alaska Air Group (1)	701,176
25,700	Applied Industrial Technologies	1,129,772
8,000	Dover	553,440
23,091	IDEX	1,152,010
11,400	Kennametal	467,514
9,700	Manpower	499,550
30,200	Quanta Services (1)	874,894
5,900	Regal-Beloit	437,544
29,200	Rollins	721,824
49,400	Spirit Airlines (1)	957,866
13,400	Towers Watson	818,472
19,951	Verisk Analytics Class A (1)	1,100,497
		10,421,559
	Technology — 11.9%
24,800	Adtran	500,960
49,423	Amdocs	1,763,907
35,457	Arrow Electronics (1)	1,362,258
80,500	Atmel	539,350
8,000	Autodesk (1)	311,040
29,100	Avnet (1)	1,028,976
9,200	Gartner (1)	473,892
109,300	Integrated Device Technology (1)	790,239
43,700	JDS Uniphase (1)	634,087
24,300	Linear Technology	889,866
29,889	Molex	811,786
65,600	PTC (1)	1,520,608
10,900	SBA Communications Class A (1)	759,294
25,894	Synopsys (1)	865,895
		12,252,158
	Telecommunication Services — 0.4%
62,100	NII Holdings (1)	434,700

	Utilities — 2.8%
26,500	Cleco	1,132,875
16,800	Portland General Electric	482,496
53,400	Questar	1,240,482
		2,855,853
	TOTAL COMMON STOCK (Cost $79,390,955)	96,762,720

	SHORT-TERM INVESTMENT (2) — 5.6%
5,730,891	JPMorgan Prime Money Market Fund, 0.030% (Cost $5,730,891)	5,730,891
	TOTAL INVESTMENTS — 99.9% (Cost $85,121,846)*	102,493,611
	OTHER ASSETS LESS LIABILITIES — 0.1%	95,384
	NET ASSETS — 100%	$102,588,995

(1) Denotes non-income producing security.

(2) The rate shown represents the 7-day current yield as of January 31, 2013.

REIT — Real Estate Investment Trust

* At January 31, 2013, the tax basis cost of the Fund’s investments was $85,121,846, and the unrealized appreciation and depreciation were $17,519,907 and $(148,142), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Emerging Market Equity Fund

Schedule of Investments

January 31, 2013 (unaudited)

Shares		Value $

	COMMON STOCK — 93.2%
	Brazil — 7.2%
421,500	BR Malls Participacoes	5,456,736
384,429	BR Properties	4,990,328
127,700	BRF - Brasil Foods	2,804,930
164,800	BRF - Brasil Foods ADR	3,658,560
687,256	Cia de Concessoes Rodoviarias	7,092,229
173,468	Cia Hering	3,299,755
363,100	Gerdau ADR	3,206,173
257,805	Iochpe-Maxion	3,378,969
117,800	Lojas Renner	4,715,313
79,578	Petroleo Brasileiro ADR	1,454,686
143,519	Raia Drogasil	1,603,585
75,600	Ultrapar Participacoes ADR	1,821,960
453,400	Vale ADR	9,145,078
		52,628,302
	China — 12.1%
716,000	AAC Technologies Holdings	2,769,683
5,951,000	Bank of China Class H	2,931,225
150,000	Brilliance China Automotive Holdings (1)	201,537
22,161,320	China Construction Bank Class H	19,116,903
724,000	China Life Insurance Class H	2,427,212
2,047,600	China Pacific Insurance Group	7,999,881
10,162,000	China Petroleum & Chemical Class H	12,330,044
4,754,000	China Telecom Class H	2,586,827
1,164,000	Dongfeng Motor Group Class H	1,900,126
544,500	Hengan International Group	5,462,272
13,134,565	Industrial & Commercial Bank of China Class H	9,890,639
84,500	Mindray Medical International ADR	3,194,100
828,000	PetroChina Class H	1,180,813
340,100	Tencent Holdings	11,901,790
1,120,200	Weichai Power Class H	4,622,121
187,000	Zhuzhou CSR Times Electric	599,189
		89,114,362
	Colombia — 1.3%
174,500	Almacenes Exito	3,263,133
132,862	Cementos Argos	818,690
80,700	Ecopetrol ADR	5,108,310
		9,190,133
	Czech Republic — 0.3%
9,121	Komercni Banka	1,842,529

	Egypt — 0.9%
968,681	Commercial International Bank	5,109,406
48,271	Orascom Construction Industries GDR (1)	1,810,162
		6,919,568
	Hong Kong — 6.6%
1,563,000	AIA Group	6,217,416
1,997,000	Belle International Holdings	4,439,266
789,500	China Mobile	8,678,453
2,612,000	China Overseas Land & Investment	8,099,982
2,792,000	China Resources Power Holdings	7,722,155
5,358,000	CNOOC	11,067,793
1,689,000	Dah Chong Hong Holdings	1,951,342
		48,176,407
	Hungary — 0.2%
9,643	Richter Gedeon	1,663,486

	India — 5.0%
124,122	Dr Reddy’s Laboratories ADR	4,460,945
252,100	HDFC Bank ADR	10,139,462
246,528	ICICI Bank ADR	11,290,982
192,618	Mahindra & Mahindra GDR	3,220,265
72,569	Reliance Industries GDR (2)	2,429,610
196,949	Tata Motors ADR	5,441,701
		36,982,965
	Indonesia — 1.0%
4,273,000	Bank Mandiri	3,970,292
2,014,000	Semen Gresik Persero	3,256,725
		7,227,017
	Malaysia — 3.2%
2,750,100	Axiata Group	5,576,321
1,828,800	CIMB Group Holdings	4,243,852
1,197,500	Genting	3,661,490
975,000	Public Bank	4,870,293
1,768,100	Sime Darby	5,292,350
		23,644,306
	Mexico — 5.6%
1,189,767	Alfa Class A	2,869,005
255,587	Alpek	638,435
282,132	America Movil, Series L ADR	7,098,441
735,898	Fibra Uno Administracion	2,301,237
90,762	Fomento Economico Mexicano ADR	9,792,312
240,298	Grupo Bimbo, Series A	620,844
891,445	Grupo Financiero Banorte	6,135,494
1,533,300	Grupo Mexico	5,704,080
986,541	Mexichem	5,578,807
		40,738,655

Shares		Value $

	Peru — 0.6%
108,672	Southern Copper	4,280,590

	Philippines — 0.9%
46,880	Ayala	654,488
5,216,500	Ayala Land	3,718,287
105,500	SM Investments	2,468,625
		6,841,400
	Poland — 1.5%
507,211	Cyfrowy Polsat	2,748,377
57,721	KGHM Polska Miedz	3,527,270
148,829	Powszechna Kasa Oszczednosci Bank Polski	1,667,297
20,929	Powszechny Zaklad Ubezpieczen	2,758,983
		10,701,927
	Qatar — 0.6%
97,359	Industries Qatar	4,527,952

	Russia — 9.0%
945,521	Gazprom ADR	8,935,173
3,663	Globaltrans Investment GDR	56,776
260,916	LUKOIL ADR	17,637,922
92,095	Magnit GDR	4,094,544
109,756	Mail.ru Group GDR	3,651,582
317,200	Mobile Telesystems ADR	6,236,152
20,500	NovaTek GDR	2,400,550
176,447	Polymetal International	2,999,924
265,000	Rosneft Oil GDR	2,332,000
1,077,469	Sberbank Savings Bank of the Russian Federation ADR	15,871,118
152,026	Sberbank Savings Bank of the Russia Federation GDR (1) (2)	2,210,458
		66,426,199
	South Africa — 2.3%
63,866	AngloGold Ashanti	1,777,834
20,919	Foschini Group	273,878
67,164	Impala Platinum Holdings	1,219,320
104,527	Mr Price Group	1,440,833
64,218	Naspers Class N	4,155,563
59,356	Sasol	2,569,807
119,869	Shoprite Holdings	2,258,026
234,683	Standard Bank Group	3,060,997
		16,756,258
	South Korea — 17.8%
200,530	Cheil Worldwide (1)	4,125,052
11,500	CJ CheilJedang (1)	3,918,084
16,058	Daum Communications (1)	1,505,633
227,110	DGB Financial Group (1)	3,045,027
150,030	Hana Financial Group	5,373,345
54,020	Hankook Tire (1)	2,217,503
32,079	Hyundai Department Store (1)	4,757,681
82,940	Hyundai Engineering & Construction (1)	5,225,047
18,915	Hyundai Heavy Industries (1)	3,734,623
82,384	Hyundai Motor (1)	15,509,534
48,774	LG Chem	13,638,848
15,449	LG Household & Health Care	8,611,743
34,603	Samsung Electronics	46,013,400
119,960	Shinhan Financial Group (1)	4,511,203
36,814	SK Innovation	5,798,013
16,484	SK Telecom	2,535,592
		130,520,328
	Taiwan — 6.9%
493,011	Asustek Computer	5,643,667
3,511,074	Hon Hai Precision Industry	10,036,227
465,000	MediaTek	5,086,786
762,000	Radiant Opto-Electronics	2,954,939
2,664,337	Taiwan Cement	3,600,394
391,700	Taiwan Mobile	1,392,935
5,643,139	Taiwan Semiconductor Manufacturing	19,398,798
2,111,770	WPG Holdings	2,839,391
		50,953,137
	Thailand — 5.9%
448,600	Advanced Info Service	3,159,155
1,509,500	Bangkok Bank	11,136,486
3,019,400	CP ALL	4,733,633
1,177,300	Kasikornbank	7,896,043
661,800	Kasikornbank NVDR	4,405,342
662,800	PTT	7,579,302
934,700	PTT Global Chemical	2,507,579
874,700	Thai Oil	2,163,284
		43,580,824
	Turkey — 4.3%
82,106	Anadolu Efes Biracilik Ve Malt Sanayii	1,227,797
886,315	Emlak Konut Gayrimenkul Yatirim Ortakligi	1,567,272
343,419	Haci Omer Sabanci Holding	1,981,921
889,961	Turkcell Iletisim Hizmetleri (1)	5,540,908
1,189,110	Turkiye Garanti Bankasi	5,963,298
676,329	Turkiye Halk Bankasi	6,691,187
1,505,871	Turkiye Is Bankasi Class C	5,565,408

Shares		Value $

1,150,576	Turkiye Vakiflar Bankasi Tao	3,362,593
		31,900,384
	TOTAL COMMON STOCK (Cost $599,405,008)	684,616,729

	PREFERRED STOCK — 5.6%
	Brazil — 5.6%
420,138	Banco Bradesco ADR	7,722,136
165,604	Cia de Bebidas das Americas ADR	7,793,324
735,151	Itau Unibanco Holding ADR	12,666,652
179,496	Petroleo Brasileiro ADR	3,247,083
203,100	Ultrapar Participacoes	4,902,713
244,600	Vale ADR	4,708,550
	TOTAL PREFERRED STOCK (Cost $40,370,041)	41,040,458

	SHORT-TERM INVESTMENT (3) — 1.8%
13,209,763	JPMorgan Prime Money Market Fund, 0.030% (Cost $13,209,763)	13,209,763
	TOTAL INVESTMENTS — 100.6% (Cost $652,984,812)*	738,866,950
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%	(4,349,136)
	NET ASSETS — 100%	$734,517,814

(1)	Denotes non-income producing security.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2013, the value of these securities amounted to $4,640,068, representing 0.6% of the net assets of the Fund.

(3)	The rate shown represents the 7-day current yield as of January 31, 2013.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non Voting Depository Receipt

* At January 31, 2013, the tax basis cost of the Fund’s investments was $652,984,812, and the unrealized appreciation and depreciation were $98,309,763 and $(12,427,625), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder International Multi-Cap Value Fund

Schedule of Investments
January 31, 2013 (unaudited)

Shares		Value $

	COMMON STOCK — 95.0%
	Australia — 5.0%
19,201	Adelaide Brighton	67,877
4,874	Aditya Birla Minerals	2,313
41,254	AMP	228,864
13,973	Arrium	13,915
10,774	ASG Group	7,527
7,417	Aspen Group REIT	1,663
21,250	Ausdrill	66,257
47,820	AWE (1)	63,580
9,878	BC Iron	36,774
5,561	BHP Billiton	217,346
7,522	Boart Longyear	16,080
6,656	Bradken	43,311
4,367	Breville Group	30,921
11,362	Cabcharge Australia	58,293
9,772	Cardno	69,293
2,368	Cedar Woods Properties	12,964
17,440	CFS Retail Property Trust	36,373
7,159	Charter Hall Group	25,382
24,650	Coca-Cola Amatil	355,756
18,314	Codan	53,283
4,899	Credit Group	45,978
42,295	Cue Energy Resources (1)	5,734
13,299	Decmil Group	34,532
7,355	DWS	12,080
44,827	Emeco Holdings	28,748
17,512	Energy Resources of Australia	25,292
29,933	FKP Property Group	53,688
4,979	Fleetwood	53,323
4,470	Flight Centre	141,517
9,733	Forge Group	60,085
96,376	Grange Resources	28,643
3,687	GUD Holdings	32,065
17,293	Hills Holdings	16,410
4,498	iiNET	21,436
11,926	Iluka Resources	120,882
18,750	Imdex	35,488
8,100	Incitec Pivot	27,283
7,046	Investa Office Fund REIT	22,263
8,377	IOOF Holdings	71,893
3,689	JB Hi-Fi	38,084
9,812	Kingsgate Consolidated	41,235
5,829	Leighton Holdings	125,702
17,059	M2 Telecommunications Group	78,094
22,709	Macmahon Holdings	6,394
755	Macquarie Group	30,311
12,131	MaxiTRANS Industries	13,346
2,953	Melbourne IT	6,159
16,820	Mincor Resources	16,400
9,034	Mineral Resources	97,127
5,412	Monadelphous Group	150,346
4,280	Mortgage Choice	8,235
65,895	Mount Gibson Iron	57,377
15,983	NRW Holdings	31,834
2,200	OrotonGroup	17,068
8,824	OZ Minerals	63,859
23,916	Perilya (1)	7,607
27,334	Platinum Asset Management	137,673
12,666	Programmed Maintenance Services	26,548
5,784	Qantas Airways (1)	9,228
48,779	Ramelius Resources (1)	20,855
16,895	RCR Tomlinson	39,641
39,248	Resolute Mining	54,229
2,867	Rio Tinto	198,396
10,664	Rubicon America Trust REIT (1) (2) (3)	—
9,360	Sedgman	10,541
22,775	Seven West Media	49,874
1,799	Shopping Centres Australasia Property Group (1)	3,058
2,711	Sims Group	26,574
15,561	Skilled Group	45,111
7,557	SMS Management & Technology	37,590
32,794	St. Barbara (1)	49,073
6,391	Stockland REIT	22,993
4,185	TABCORP Holdings	13,310
12,811	Tap Oil (1)	8,817
81,809	Telstra	392,427
1,225	Washington H Soul Pattinson	17,501
8,996	Woolworths	293,062
		4,490,791
	Austria — 0.9%
610	AMAG Austria Metall	19,990
8,310	Atrium European Real Estate	51,327
448	Erste Group Bank	15,076
3,855	EVN	61,922
3,604	IMMOFINANZ	15,796
961	Lenzing	97,941
287	Mayr Melnhof Karton	34,020
3,856	Oesterreichische Post	168,457
5,197	OMV	214,234
341	Raiffeisen Bank International	15,305
2,014	RHI	73,779
393	Semperit Holding	17,076
802	Vienna Insurance Group	42,453
1,333	Wienerberger	13,614
		840,990
	Belgium — 1.4%
7,721	Ageas	254,802
671	Barco	53,280

Shares		Value $

196	Befimmo Sicafi REIT	13,703
563	Bekaert	16,959
9,963	Belgacom	304,102
290	Compagnie Maritime Belge	5,946
2,317	Econocom Group	18,813
699	EVS Broadcast Equipment	41,760
1,082	Exmar	11,092
679	Gimv	37,707
1,037	Groupe Bruxelles Lambert	86,594
3,812	KBC Groep	150,282
231	Kinepolis Group	26,958
776	Melexis	14,720
3,071	Mobistar	84,396
989	Nyrstar	5,741
3,218	RHJ International (1)	17,652
512	Sipef	44,492
410	Sofina	39,648
359	Van de Velde	17,548
		1,246,195
	Bermuda — 0.4%
24,332	Catlin Group	201,635
13,000	Dickson Concepts International	7,325
398,000	Emperor International Holdings	124,705
23,100	Golden Ocean Group	23,172
2,477	Lancashire Holdings	32,175
		389,012
	Brazil — 0.5%
1,900	Centrais Eletricas Brasileiras	6,793
8,200	Cia Energetica de Sao Paulo	81,368
4,400	Cia Paranaense de Energia ADR	71,104
2,400	Energias do Brasil	14,692
6,800	Eternit	28,718
1,400	Fertilizantes Heringer (1)	7,178
1,200	Grendene	10,558
15,700	Rossi Residencial	33,113
10,398	Tractebel Energia	184,792
		438,316
	Cambodia — 0.1%
104,000	NagaCorp	81,935

	Canada — 4.0%
8,700	Alacer Gold (1)	39,688
400	Allied Properties REIT	13,832
6,500	Amerigo Resources	4,692
5,100	Artis REIT	81,864
1,000	Atco Class I	83,918
4,000	Calfrac Well Services	102,827
11,200	Canadian Oil Sands Trust	235,701
3,200	Canyon Services Group	35,452
13,700	Capstone Mining (1)	33,927
1,400	Cascades	6,134
6,300	Celestica (1)	49,205
2,500	Chorus Aviation	10,954
9,300	CML HealthCare	65,456
400	Cogeco	15,974
700	Corby Distilleries	13,124
2,000	Corus Entertainment Class B Shares	50,010
900	Dorel Industries	35,895
700	Empire Class A	42,236
9,400	Ensign Energy Services	160,594
11,000	Essential Energy Services	23,491
1,700	Evertz Technologies	27,510
6,800	Genworth MI Canada	164,375
3,400	HudBay Minerals	39,543
4,000	Husky Energy	124,724
8,000	IAMGOLD	65,691
1,000	IGM Financial	43,613
6,000	Ithaca Energy (1)	12,212
4,200	Magna International Class A	219,517
3,100	Major Drilling Group International	30,801
3,100	Medical Facilities	44,912
200	Morguard	23,862
1,300	Morguard REIT	25,025
14,200	Nevsun Resources	60,080
800	Nicholas Financial	10,456
2,000	Noranda Income Fund	9,745
3,900	Parkland Fuel	77,539
3,204	PetroBakken Energy	28,269
2,900	Petrobank Energy & Resources (1)	2,501
8,400	Petrominerales	74,786
9,000	Power Corp. of Canada	236,685
4,500	Power Financial	128,990
7,100	Research In Motion (1)	91,971
1,300	Rogers Communications Class B	60,412
4,600	Savanna Energy Services	33,760
6,300	Sherritt International	37,141
3,200	Shoppers Drug Mart	132,825
2,100	Sino-Forest (1) (2) (3)	—
11,200	Suncor Energy	380,670
4,800	Teck Resources Class B	174,935
1,800	Total Energy Services	27,431
2,600	Transcontinental	30,265
1,200	Valener	19,358
1,300	Wajax	58,079
12	Yellow Media (1)	97
		3,602,754

Shares		Value $

	Chile — 0.1%
19,304	AFP Habitat	38,888
69,891	Almendral	11,374
95,169	Enersis	37,908
		88,170
	China — 1.4%
110,000	361 Degrees International	31,488
78,000	Anta Sports Products	72,816
45,000	Asia Cement China Holdings	22,978
30,000	Baoye Group	24,641
74,000	Beijing Capital Land	34,350
29,000	Cecep Costin New Materials Group	11,891
44,000	Changshouhua Food	25,417
500	Changyou.com ADR	15,400
60,000	Chaoda Modern Agriculture Holdings (1) (2) (3)	—
32,000	China Communications Services Class H	19,475
54,000	China Fishery Group	31,851
72,000	China Flooring Holding	14,390
68,000	China Petroleum & Chemical Class H	82,508
30,500	China Railway Construction	32,956
60,000	Chongqing Machinery & Electric	10,444
88,000	Dongfeng Motor Group Class H	143,652
10,000	Giant Interactive Group ADR	61,900
10,000	Great Wall Technology Class H	2,089
49,000	Pacific Textile Holdings	44,101
150,000	Powerlong Real Estate Holdings	40,230
68,000	Qingling Motors	18,588
141,000	Shengli Oil & Gas Pipe Holdings	14,727
34,000	Shenzhou International Group Holdings	82,595
20,000	SinoMedia Holding	9,774
106,500	Sinotrans Shipping	28,563
38,000	Tiangong International	11,711
56,000	Travelsky Technology	34,588
6,000	Weichai Power Class H	24,757
51,000	Xingda International Holdings	22,687
37,000	Xinhua Winshare Publishing and Media	21,135
154,000	Yangzijiang Shipbuilding Holdings	121,941
300,000	Yuanda China Holdings	35,201
176,000	Zhong An Real Estate (1)	34,949
43,000	Zoomlion Heavy Industry Science and Technology Class H	58,439
		1,242,232
	Cyprus — 0.1%
11,166	ProSafe	106,286
5,607	Songa Offshore (1)	5,681
		111,967
	Czech Republic — 0.0%
1,215	Telefonica Czech Republic	21,009

	Denmark — 0.5%
9	AP Moller - Maersk	71,873
968	Auriga Industries	19,114
1,200	Cato	33,084
1,230	D/S Norden	37,853
728	Danske Bank (1)	13,965
159	Dfds	8,261
318	FLSmidth	19,741
8,795	H Lundbeck	139,095
770	Royal UNIBREW	71,469
449	Schouw	13,401
2,115	Vestas Wind Systems (1)	12,772
		440,628
	Egypt — 0.1%
74,922	Centamin (1)	67,196

	Finland — 0.8%
2,777	Cramo	38,309
9,256	Elisa	220,186
9,413	Orion Class B	263,031
12,832	Outokumpu	13,276
1,579	PKC Group	35,847
4,265	Ramirent	41,406
1,668	Rautaruukki	12,003
6,036	Stora Enso Class R	43,068
1,713	Tieto	38,168
3,973	UPM-Kymmene	48,524
		753,818
	France — 4.5%
2,450	ABC Arbitrage	19,660
981	Akka Technologies	29,956
1,511	Alten	58,061
1,247	ANF Immobilier	38,519
2,107	April	44,830
12,195	AXA	225,855
5,885	BNP Paribas	369,246
246	Boiron	10,475
345	Casino Guichard Perrachon	33,798
202	Cegid Group	4,180
3,775	Cie Generale des Etablissements Michelin	351,262
711	Ciments Francais	43,182
18,042	CNP Assurances	298,499
5,390	Credit Agricole	53,279
180	Credit Agricole Nord de France	3,417
416	Eiffage	18,671

Shares		Value $

436	Eramet	61,864
140	Esso Francaise	11,211
820	Euler Hermes	73,205
3,254	Faurecia	57,393
406	FFP	17,266
242	Gecina REIT	27,437
190	Generale de Sante	2,786
1,959	Ipsen	68,839
229	Maisons France Confort	8,952
5,676	Maurel & Prom Nigeria (1)	20,192
5,611	Metropole Television	93,975
3,052	Natixis	12,105
886	Neopost	50,526
313	Nexans	16,239
484	Nexity	14,786
3,854	PagesJaunes Groupe	14,914
424	Parrot (1)	16,407
1,960	Plastic Omnium	76,724
1,208	Renault	72,850
4,920	Rexel	104,647
2,445	Saft Groupe	66,164
6,506	Sanofi	634,796
1,368	SCOR	39,378
530	SEB	42,379
3,089	Societe Generale	139,563
464	Societe Internationale de Plantations d’Heveas	42,211
63	Tessi	6,990
9,979	Total	541,028
856	Trigano (1)	12,785
1,911	Valeo	103,011
200	Vinci	10,190
		4,063,703
	Gabon — 0.1%
108	Total Gabon	53,927

	Germany — 3.3%
5,907	ADVA Optical Networking (1)	36,084
244	Allianz	34,903
2,297	Aurubis	172,379
2,902	Axel Springer	135,704
6,675	Balda	37,431
3,392	BASF	343,856
589	Bechtle	26,591
147	Bijou Brigitte	14,570
2,904	Borussia Dortmund GmbH & KGaA	12,074
359	Cewe Color Holding	15,939
4,150	Commerzbank (1)	9,095
2,524	Continental	296,270
418	Delticom	20,128
1,507	Deutsche Bank	78,185
1,151	Deutsche Lufthansa	22,856
722	Draegerwerk	88,553
4,556	Drillisch	74,790
429	Elmos Semiconductor	4,357
6,671	Freenet	143,702
204	Generali Deutschland Holding	22,558
453	Hannover Rueckversicherung	36,573
386	Indus Holding	12,068
4,462	K+S	201,444
1,035	Kloeckner	13,095
1,629	Kontron	9,736
1,274	Leoni	55,112
1,777	Muenchener Rueckversicherungs	326,572
625	Nemetschek	32,443
2,368	NORMA Group	68,855
3,305	Prime Office REIT	15,455
1,326	Rheinmetall	70,595
1,191	RWE	44,803
640	Salzgitter	29,824
1,652	SMA Solar Technology	42,618
7,052	Suedzucker	301,809
1,261	Takkt	18,003
296	Tipp24	18,488
795	Wacker Chemie	56,606
1,796	Wacker Neuson	26,800
		2,970,924
	Greece — 0.1%
2,326	JUMBO	20,213
4,412	Metka	67,094
		87,307
	Hong Kong — 6.0%
54,000	Agile Property Holdings	76,592
116,000	Allied Properties HK	20,192
32,000	AMVIG Holdings	12,172
128,304	Asian Citrus Holdings	58,503
378,000	AVIC International Holding HK (1)	16,084
58,500	Billion Industrial Holdings	39,903
43,000	Boer Power Holdings	20,792
216,000	Bosideng International Holdings	61,273
138,000	BYD Electronic International	46,087
46,000	C C Land Holdings	16,845
38,000	Centron Telecom International Holdings	4,606
53,000	Champion REIT	27,336
199,774	Champion Technology Holdings	3,478
69,000	Chaowei Power Holdings	35,143
8,000	Cheung Kong Holdings	131,212
122,000	China Aerospace International Holdings	11,641

Shares		Value $

88,000	China BlueChemical	63,202
129,000	China Green Holdings	27,113
36,000	China Lilang	23,720
580,000	China LotSynergy Holdings (1)	8,900
10,000	China Merchants China Direct Investments	17,020
33,500	China Mobile	368,243
34,000	China Properties Group (1)	10,741
116,000	China Rare Earth Holdings	25,427
92,000	China Sanjiang Fine Chemicals	40,689
368,000	China South City Holdings	58,839
236,000	China Tianyi Holdings (1)	34,386
16,000	China Ting Group Holdings	1,001
432,000	China Tontine Wines Group	46,234
168,000	China Travel International Investment HK	36,826
194,000	CITIC Telecom International Holdings	67,790
21,000	City Telecom HK	6,390
81,000	CNOOC	167,318
310,000	Coastal Greenland	25,982
810,000	CSI Properties	35,511
1,280,000	CST Mining Group (1)	18,650
53,600	Dah Sing Banking Group	66,556
16,800	Dah Sing Financial Holdings	88,491
79,000	Dan Form Holdings	12,020
370	Digitalhongkong.com (1)	41
61,000	Dongyue Group	40,743
113,000	Dorsett Hospitality International	30,307
546,000	Enerchina Holdings (1)	10,560
9,500	Fairwood	20,334
79,000	Far East Consortium International	22,105
220,000	First Pacific	283,106
48,000	Giordano International	48,771
23,000	Goldlion Holdings	12,782
20,279	Great Eagle Holdings	78,706
362,000	Hanergy Solar Group (1)	18,437
15,000	Henderson Land Development	107,925
28,000	HKR International	16,211
11,000	Hongkong & Shanghai Hotels	19,006
20,000	Hongkong Land Holdings	156,600
379,200	Hua Han Bio-Pharmaceutical Holdings	101,702
25,000	Hysan Development	125,880
80,000	International Taifeng Holdings	22,488
209,000	K Wah International Holdings	121,540
16,000	Kerry Properties	86,443
5,000	Kingboard Chemical Holdings	16,505
17,000	Kowloon Development	26,129
824,000	Lai Fung Holdings	26,562
501,000	Lai Sun Development (1)	21,964
51,000	Lai Sun Garment International (1)	10,719
28,000	Lee & Man Chemical	17,871
339,000	Loudong General Nice Resources China Holdings	25,353
20,000	Luen Thai Holdings	4,358
64,000	Minmetals Land	11,966
54,000	Minth Group	73,110
74,000	New World China Land	37,022
49,602	New World Development	91,204
28,000	Norstar Founders Group (1) (2) (3)	—
125,000	Peak Sport Products	24,499
38,000	Pico Far East Holdings	10,437
52,000	Ports Design	45,058
86,000	Prince Frog International Holdings	38,701
167,000	Real Nutriceutical Group	58,140
51,000	Regal REIT	14,862
155,000	Regent Manner International	29,779
475,000	REXLot Holdings	40,423
21,000	Road King Infrastructure	19,307
45,000	Royale Furniture Holdings	4,468
89,000	Samson Holding	14,460
42,000	Sateri Holdings	10,452
10,000	Shandong Luoxin Pharmacy Stock	13,152
102,000	Shougang Fushan Resources Group	43,797
118,000	Silver Grant International	22,366
216,000	Sinolink Worldwide Holdings (1)	20,889
176,000	Sinoref Holdings	12,482
51,000	SITC International Holdings	17,887
61,500	SmarTone Telecommunications Holding	109,751
8,000	SOCAM Development	9,645
20,000	Soundwill Holdings	56,090
49,500	Stelux Holdings International	17,361
152,000	SUNeVision Holdings	36,651
46,000	Sunlight REIT	20,522
9,000	Swire Pacific Class A	115,526
41,000	TAI Cheung Holdings	33,570
76,000	TCC International Holdings	26,361
16,000	TCL Communication Technology Holdings	4,786
14,000	Television Broadcasts	103,257
234,000	Tianjin Port Development Holdings	35,302
90,000	Tianneng Power International	63,362
120,000	Tibet 5100 Water Resources Holdings	43,634
190,000	Truly International Holdings	61,493
8,000	Vanke Property Overseas	16,917
6,900	VTech Holdings	79,495
31,000	Wharf Holdings	273,809
44,000	Wheelock	247,930
89,500	XTEP International Holdings	38,314
140,000	Yanchang Petroleum International (1)	9,206
4,000	YGM Trading	10,573

Shares		Value $

26,000	Yuexiu Transport Infrastructure	14,315
		5,388,387
	Hungary — 0.1%
771	EGIS Pharmaceuticals	66,260

	Indonesia — 0.6%
78,000	Aneka Tambang	10,891
21,000	Indo Tambangraya Megah	89,369
70,500	Medco Energi Internasional	11,364
312,000	Perusahaan Perkebunan London Sumatra Indonesia	70,472
48,500	Resource Alam Indonesia	13,445
306,500	Telekomunikasi Indonesia	305,241
		500,782
	Ireland — 0.1%
11,750	Aer Lingus Group	20,421
675	DCC	22,088
928	FBD Holdings	13,735
3,548	Irish Bank Resolution (1) (2) (3)	—
3,179	Origin Enterprises	18,906
17,066	Total Produce	13,903
		89,053
	Israel — 1.5%
50,238	Bank Hapoalim (1)	211,436
61,622	Bank Leumi Le-Israel (1)	205,351
168,055	Bezeq Israeli Telecommunication	197,235
5,305	Cellcom Israel	39,648
262	Delek Group	64,493
1,023	Delta-Galil Industries	13,352
1,922	First International Bank of Israel (1)	25,993
23,940	Israel Chemicals	317,178
70,794	Israel Discount Bank Class A (1)	118,340
819	Ituran Location and Control	11,683
4,800	Magic Software Enterprises	21,936
3,396	Nitsba Holdings (1995) (1)	30,600
1,536	Partner Communications	8,730
2,777	Strauss Group	34,538
3,827	Union Bank of Israel (1)	13,548
		1,314,061
	Italy — 3.0%
13,024	Atlantia	241,031
8,998	Autostrada Torino-Milano	100,977
2,606	Banca Piccolo Credito Valtellinese	4,462
6,013	Banca Popolare dell’Emilia Romagna	53,069
111,461	Banca Popolare di Milano (1)	74,853
4,478	Banco Popolare	9,333
62,831	Beni Stabili	43,424
444	Beni Stabili REIT	302
1,315	Brembo	18,301
4,453	Cairo Communication	15,986
8,049	Credito Emiliano	48,153
3,084	Danieli & C Officine Meccaniche	95,306
8,070	De’Longhi	130,502
72,903	Enel	317,947
23,597	ENI	592,416
916	Industria Macchine Automatiche	18,606
53,711	Intesa Sanpaolo	109,538
2,554	Italcementi	14,398
4,047	Lottomatica Group	100,009
17,062	Mediobanca	125,447
21,549	Recordati	220,467
14,659	Retelit (1)	10,061
15,845	Saras	21,364
2,593	Societa Cattolica di Assicurazioni (1)	47,918
17,308	Societa Iniziative Autostradali e Servizi	174,022
20,642	UniCredit	133,299
1,566	Unione di Banche Italiane	8,178
1,947	Zignago Vetro	12,589
		2,741,958
	Japan — 20.2%
2,000	77 Bank	8,595
1,000	ADEKA	8,573
3,200	Aeon Delight	59,909
2,400	Aeon Fantasy	36,822
6,600	Ai Holdings	54,925
5,100	Aica Kogyo	84,661
200	Aichi Bank	10,509
500	Ain Pharmaciez	26,983
2,100	Airport Facilities	10,610
2,900	Aisan Industry	24,451
3,400	Aisin Seiki	111,096
1,900	Alfresa Holdings	83,318
2,600	Alinco	26,300
11,000	All Nippon Airways	21,532
1,800	Alpen	32,793
2,300	Alpine Electronics	20,775
9,000	Amada	56,296
900	Amuse	18,936
1,000	Anest Iwata	4,166
2,000	Anritsu	25,567
700	AOKI Holdings	16,787
1,700	Aoyama Trading	33,277
16,000	Aozora Bank	44,967
1,100	Arc Land Sakamoto	17,767
3,100	Arcs	58,071
3,700	Arnest One	59,155
500	As One	10,126
4,000	Asahi Diamond Industrial	36,525
9,000	Asahi Glass	59,642

Shares		Value $

3,000	Asahi Holdings	52,228
6,000	Asahi Kasei	34,644
6	Asax	7,965
300	Autobacs Seven	12,204
1,900	Avex Group Holdings	51,320
2,100	Azbil	44,896
23,000	Bank of Yokohama	109,913
400	Belc	6,093
900	BML	21,938
3,300	Bridgestone	86,357
4,900	Brother Industries	52,030
8,000	Calsonic Kansei	33,157
7,600	Canon	279,665
2,400	Canon Electronics	49,210
2,700	Canon Marketing Japan	36,730
500	Century Tokyo Leasing	11,171
1,300	Charle	8,828
5,000	Chiba Bank	31,166
1,300	Chiyoda	30,067
2,100	Chori	22,689
1,800	Chudenko	16,298
5,000	Chugoku Marine Paints	26,355
3,500	CKD	21,281
2,200	Cleanup	15,927
1,000	CMIC	15,277
1,900	Coca-Cola Central Japan	25,432
1,800	Cocokara fine	59,150
4,000	COMSYS Holdings	48,248
800	Corona	10,419
1,300	Create Restaurants Holdings	28,944
1,000	Create SD Holdings	32,172
20	CyberAgent	41,971
38	DA Consortium	13,131
6,000	Dai Nippon Printing	48,488
2,300	Daibiru	22,335
2,000	Daihatsu Diesel Manufacturing	7,852
13,000	Daihatsu Motor	270,392
5,000	Daiichi Jitsugyo	24,277
2,000	Dai-Ichi Kogyo Seiyaku	5,337
1,900	Daiichikosho	46,438
10,000	Daikyo	26,792
8,000	Daishi Bank	27,820
7,000	Daiwa House Industry	128,525
7,000	Daiwa Industries	38,581
2,400	DCM Holdings	15,773
1,900	Dena	60,089
1,500	Denyo	18,175
1,900	Doshisha	51,591
2,400	Doutor Nichires Holdings	33,961
26	Dr Ci:Labo	76,824
1,100	DTS	13,894
2,000	Dunlop Sports	22,090
3,700	Duskin	70,363
400	Dydo Drinco	16,097
1,000	Eagle Industry	8,366
3,000	Eighteenth Bank	7,808
1,000	Eizo Nanao	15,966
2,400	Elecom	39,027
700	Elematec	9,339
25	EPS	70,999
2,000	ESPEC	16,010
2,700	Exedy	58,934
12	F T Communications	13,096
4,100	FamilyMart	164,995
2,500	FCC	53,748
1,600	Fields	22,239
800	First Juken	9,667
1,900	Freund	26,741
700	F-Tech	9,714
600	Fuji	3,313
2,400	Fuji Kosan (1)	16,535
3,900	Fuji Machine Manufacturing	30,281
63	Fuji Media Holdings	99,001
2,000	Fuji Seal International	43,370
3,900	FUJIFILM Holdings	77,706
1,000	Fujikura Kasei	4,210
6	Fujishoji	6,634
4,000	Fujitec	27,864
800	Fukuda Denshi	27,383
3,000	Fukui Bank	5,905
900	Futaba	9,557
32	Geo	32,089
4,300	Gree	63,951
6,000	Gunma Bank	29,001
700	Gurunavi	7,777
9,000	Hachijuni Bank	45,076
1,000	Hakuto	9,197
1,400	Happinet	11,084
1,300	Hard Off	8,985
18	Heiwa Real Estate REIT	12,991
700	Heiwado	10,089
1,900	Hiday Hidaka	43,093
3,000	Higashi-Nippon Bank	7,414
12,000	Higo Bank	74,012
1,800	HI-LEX	29,506
1,200	HIS	40,943
2,000	Hisaka Works	17,584
11,000	Hitachi	65,198
3,700	Hitachi Chemical	52,074
1,500	Hitachi High-Technologies	29,838
2,400	Hitachi Transport System	36,350

Shares		Value $

1,600	Hogy Medical	77,249
1,150	Honeys	14,085
2,000	Hosokawa Micron	15,660
2,700	House Foods	40,775
3,700	Hoya	71,415
4,000	Hyakugo Bank	17,322
1,800	Ibiden	25,648
1,800	Ichinen Holdings	12,027
200	Idemitsu Kosan	17,541
1,000	Inaba Denki Sangyo	30,991
1,700	Ines	11,656
9	Infocom	11,604
1,300	Information Services International-Dentsu	11,913
1,100	Innotech	5,197
28	Inpex	162,283
500	Iriso Electronics	8,092
8,000	Ishihara Sangyo Kaisha (1)	6,649
24,000	Isuzu Motors	150,386
2,700	IT Holdings	38,177
2,000	ITC Networks	15,222
18,000	ITOCHU	203,532
1,600	Itochu Enex	8,608
300	Itochu-Shokuhin	10,547
12,000	Iyo Bank	98,157
1,800	J Trust	31,238
4,000	Japan Aviation Electronics Industry	29,307
2,000	Japan Digital Laboratory	22,724
1,800	Japan Petroleum Exploration	66,335
1,900	J-COM Holdings	14,897
1,400	JFE Holdings	29,839
2,000	JGC	56,624
1,000	Jidosha Buhin Kogyo	4,549
4,300	JTEKT	45,894
4,000	Juroku Bank	13,998
5,300	JVC Kenwood	18,315
3,000	Kagoshima Bank	19,323
5,000	Kaken Pharmaceutical	82,071
2,000	Kamei	17,366
17,000	Kamigumi	138,684
8,000	Kandenko	35,956
13,000	Kaneka	69,517
600	Kanematsu Electronics	6,948
2,000	Kanto Natural Gas Development	11,045
4,000	Kasai Kogyo	18,634
2,200	Kato Sangyo	41,067
3,700	KDDI	275,138
9,000	Keiyo Bank	42,714
8,000	Kinden	53,103
17,000	Kinki Sharyo	58,560
2,000	Kintetsu World Express	65,613
600	Kohnan Shoji	7,204
5,000	Koito Manufacturing	83,274
700	Komatsu Wall Industry	12,355
2,300	Konaka	18,134
700	K’s Holdings	19,068
9,500	Kuraray	121,964
7,100	Kurita Water Industries	139,446
1,900	Kuroda Electric	23,229
5,000	KYB	20,395
1,800	Kyoei Steel	33,482
2,500	Kyokuto Securities	31,221
4,000	KYORIN Holdings	81,535
8,000	Kyowa Exeo	81,360
400	Lasertec	6,780
1,900	Lawson	137,755
1,200	LEC	13,831
3,200	Lintec	59,069
10,000	Lonseal (1)	11,482
1,400	Macnica	27,359
6,000	Maeda Road Construction	89,562
3,000	Makino Milling Machine	19,061
9,000	Mamiya-Op	18,995
1,500	Mars Engineering	31,117
1,000	Marubeni	7,338
2,000	Marudai Food	6,627
900	Maruka Machinery	12,194
35	Marvelous AQL	15,118
2,300	Matsuda Sangyo	29,226
2,500	Matsumotokiyoshi Holdings	60,692
3,100	MCJ	6,407
1,100	Medical System Network	4,848
9,400	Medipal Holdings	119,036
1,400	Megane TOP	17,530
2,900	Meiko Network Japan	32,157
1,200	Meitec	30,668
200	Melco Holdings	3,480
4	MID REIT	9,807
700	Ministop	11,697
2,400	Miraca Holdings	100,126
600	Miraial	11,732
400	Mitani	5,896
1,000	Mitsuba	6,364
1,500	Mitsubishi	31,626
2,500	Mitsubishi Chemical Holdings	11,592
37,000	Mitsubishi Motors (1)	38,438
600	Mitsubishi Pencil	10,275
800	Mitsubishi Shokuhin	23,052
10,000	Mitsubishi Steel Manufacturing	19,575
29,600	Mitsubishi UFJ Financial Group	168,643
1,000	Mitsuboshi Belting	5,369
7,000	Mitsui	105,714

Shares		Value $

3,000	Mitsui Chemicals	7,119
5,000	Mitsui Engineering & Shipbuilding	7,928
44	Mitsui Knowledge Industry	7,357
1,400	Miyachi	10,135
40,300	Mizuho Financial Group	80,649
9,000	Mochida Pharmaceutical	115,250
1,000	Monogatari	24,507
4,000	Morita Holdings	35,431
6,000	Moshi Moshi Hotline	87,594
8	MTI	8,372
1,300	NAC	34,872
700	Nafco	10,679
1,600	Nagaileben	20,611
6,000	Nagase	65,416
700	Nagawa	11,521
600	Nakanishi	69,550
2,000	Nakayo Telecommunications	5,774
5,800	Namco Bandai Holdings	82,644
1,000	Namura Shipbuilding	4,199
500	NEC Capital Solutions	7,546
1,100	NEC Fielding	13,184
1,100	NEC Mobiling	50,161
800	NEC Networks & System Integration	15,039
5,300	NET One Systems	50,887
1,300	Neturen	8,771
2,300	Nichiha	33,301
4,000	Nichireki	22,746
28	NIFTY	46,389
260	Nihon Chouzai	6,761
3,100	Nihon Kohden	98,548
6,000	Nihon Nohyaku	34,972
2,000	Nihon Parkerizing	33,025
800	Nihon Trim	24,741
4,000	Nippo	53,715
11,000	Nippon Carbon	21,171
2,000	Nippon Densetsu Kogyo	20,471
6,000	Nippon Electric Glass	28,870
346	Nippon Parking Development	23,232
7,000	Nippon Pillar Packing	53,125
3,000	Nippon Piston Ring	6,332
1,000	Nippon Seiki	11,887
2,000	Nippon Seisen	7,174
11,000	Nippon Shokubai	106,337
2,000	Nippon Steel Trading	5,424
3,000	Nippon Synthetic Chemical Industry	21,980
5,000	Nippon Telegraph & Telephone	209,416
5,800	Nippon Television Holdings	82,517
23,000	Nishi-Nippon City Bank	59,610
9,000	Nissan Chemical Industries	108,754
900	Nisshin Fudosan	5,807
200	Nisshin Sugar Holdings	4,112
3,000	Nissin Kogyo	44,978
1,650	Nitori Holdings	126,125
4,000	Nittetsu Mining	17,847
3,100	Nittoc Construction	13,255
2,400	Nittoku Engineering	27,348
4,900	NOK	73,142
15,300	Nomura Holdings	88,007
2	Nomura Real Estate Office Fund REIT	11,789
3,000	Nomura Research Institute	68,730
3,000	Noritake	7,710
1,400	NSD	12,967
5,000	NSK	35,376
3,000	NTN	8,628
151	NTT DoCoMo	229,361
7	Nuflare Technology	48,608
500	Obara Group	5,818
250	Obic	53,502
4,000	Ogaki Kyoritsu Bank	13,079
1,300	Ohara	9,937
2,100	Oiles	42,760
3,000	Oita Bank	10,957
500	Okinawa Cellular Telephone	10,952
8,000	OKK	11,635
5,000	OKUMA	37,728
950	ORIX	101,498
8,100	Otsuka Holdings	261,127
1,200	Otsuka Kagu	10,419
1,800	Oyo	21,101
6,000	Pacific Metals	31,232
400	Pal	17,562
6,000	PanaHome	38,253
1,200	Piolax	28,817
12	PLANEX HOLDING	9,199
660	Point	22,735
1,500	Pola Orbis Holdings	45,650
1	Premier Investment REIT	4,281
2,000	Press Kogyo	8,792
1,400	Pressance	43,556
800	Proto	13,560
18	Riberesute	11,318
1,200	Ricoh Leasing	32,938
1,800	Right On	14,232
6,000	Riken	22,309
1,500	Riken Keiki	9,219
1,100	Riso Kagaku	21,773
1,100	Rohm	36,568
1,600	Round One	9,291
1,000	Ryoden Trading	6,321
700	Ryohin Keikaku	39,729
700	Ryosan	13,618
1,400	San-A	57,029

Shares		Value $

2,000	San-Ai Oil	8,683
11,000	San-In Godo Bank	87,211
5,000	Sanki Engineering	26,847
1,000	Sankyo Frontier	6,857
9,000	Sankyu	35,530
1,900	Sanoh Industrial	12,882
2,000	Sanyo Denki	10,629
8	Sanyo Housing Nagoya	10,192
16,000	Sasebo Heavy Industries	18,722
900	SBS Holdings	11,387
2,100	SCSK	39,338
7,400	Sega Sammy Holdings	130,772
4,000	Seino Holdings	27,251
4,000	Sekisui House	44,005
2	Sekisui House SI Investment REIT	9,656
3,000	Sekisui Jushi	35,497
1,200	Seria	19,120
4,000	Shiga Bank	23,183
1,700	Shimachu	36,010
900	Shimamura	88,381
2,000	Shinagawa Refractories	4,637
4,000	Shin-Etsu Polymer	15,397
3,100	Shinko Electric Industries	23,628
3,600	Shinko Plantech	29,447
1,100	Shinko Shoji	9,888
4,000	Shinsho	8,224
8,000	Shionogi	142,949
2,200	Ship Healthcare Holdings	63,008
4,000	Shiroki	10,498
2,000	Shizuoka Bank	18,853
2,600	Showa	27,921
25	Simplex Holdings	7,852
65	SKY Perfect JSAT Holdings	30,529
5,100	Skymark Airlines	20,301
1,300	SNT	5,729
700	Softbank	24,955
68	Softbrain	11,147
400	Sogo Medical	13,166
4,800	Sohgo Security Services	63,566
5,600	Sojitz	8,390
10,800	Sony Financial Holdings	182,352
1,100	SRA Holdings	12,005
1,100	St. Marc Holdings	43,425
2,100	Star Micronics	20,806
3,500	Studio Alice	49,872
5,000	Sumiken Mitsui Road	10,826
3,800	Sumitomo Densetsu	41,139
7,600	Sumitomo Forestry	74,384
16,000	Sumitomo Heavy Industries	70,687
7,000	Sumitomo Metal Mining	108,929
2,600	Sumitomo Mitsui Financial Group	104,347
15,000	Sumitomo Mitsui Trust Holdings	55,443
1,300	Sumitomo Pipe & Tube	10,719
3,000	Sumitomo Precision Products	13,549
3,100	Sumitomo Rubber Industries	41,324
1,700	Sun	14,426
3,800	Sundrug	142,949
2,200	Suzuken	67,411
14	Systena	12,355
6,000	T RAD	15,419
1,600	Tachi-S	28,117
15	Tact Home	22,555
4,000	Taihei Dengyo Kaisha	23,227
8,000	Taihei Kogyo	32,107
1,600	Taiho Kogyo	19,247
2,300	Taikisha	46,355
3,500	Taka-Q	11,635
5,000	Takara Standard	35,431
4,000	Takasago Thermal Engineering	30,926
1,700	Takata	34,299
7,000	Takisawa Machine Tool	9,492
1,000	TBK	5,676
6,500	Tecmo Koei Holdings	52,600
10,000	Teijin	22,965
1,700	Teikoku Electric Manufacturing	32,886
4,000	Teikoku Sen-I	28,695
2,800	Temp Holdings	35,182
1,300	Tenma	13,392
1,800	T-Gaia	17,735
1,100	TKC	19,523
4,000	Toa	29,657
15,000	Toagosei	61,840
1,600	Tocalo	24,688
2,000	Toei	10,761
400	Toei Animation	10,454
3,800	Toho Holdings	73,469
1,800	Tokai	50,115
2,200	Tokai Rika	35,991
3,900	Tokai Rubber Industries	40,218
310	Token	17,289
5,000	Tokuyama	9,951
800	Tokyo Derica	8,906
2,000	Tokyo Energy & Systems	10,498
1,300	Tokyo Ohka Kogyo	25,262
1,100	Tokyo Seimitsu	18,862
5,000	Tokyo Tekko	21,270
300	Tokyu Community	11,991
2	Tokyu REIT	11,329
500	Tomen Electronics	6,359
500	Tomoe Engineering	9,541
2,200	TOMONY Holdings	9,551
4,900	Toppan Forms	45,761

Shares		Value $

6,000	Toppan Printing	37,203
1,800	Topre	17,440
1,000	Toridoll.corp	12,368
3,000	Toshiba Machine	13,713
6,000	Toshiba Plant Systems & Services	83,788
4,000	Tosoh	9,623
2,000	Totetsu Kogyo	28,629
700	Touei Housing	9,990
1,300	Toyo	15,211
12,000	Toyo Ink SC Holdings	52,622
11,000	Toyo Kanetsu	23,697
7,000	Toyo Kohan	24,725
4,100	Toyo Seikan Kaisha	52,323
1,500	Toyo Tanso	36,333
3,300	Toyoda Gosei	73,113
3,500	Toyota Boshoku	45,776
1,100	Trancom	29,832
1,600	Transcosmos	19,824
2,400	Trusco Nakayama	44,538
2,100	TS Tech	40,533
6,000	Tsubakimoto Chain	31,888
1,400	Tsuruha Holdings	117,273
2,600	TV Asahi	40,061
2,900	Unipres	64,092
1,800	United Arrows	43,580
2,800	Universal Entertainment	53,247
4,000	Ushio	43,217
920	USS	103,223
3,100	Utoc	9,119
1,100	Valor	17,575
1,300	VT Holdings	12,652
5,000	Wakita	44,289
600	Warabeya Nichiyo	9,875
1,400	Welcia Holdings	51,517
8	Wowow	17,733
2,200	Xebio	44,989
200	Yachiyo Bank	4,746
460	Yamada Denki	17,707
2,000	Yamanashi Chuo Bank	8,114
2,300	Yamazen	17,028
600	Yaoko	24,047
8,000	Yodogawa Steel Works	28,520
2,600	Yorozu	37,360
3,700	Yusen Air & Sea Service	36,173
6	Zappallas	6,502
3,000	Zojirushi	9,711
		18,111,375
	Kazakhstan — 0.2%
10,353	KazMunaiGas Exploration Production JSC GDR	185,215

	Luxembourg — 0.2%
6,515	Oriflame Cosmetics	213,551

	Malaysia — 0.4%
19,400	APM Automotive Holdings	35,091
6,644	Berjaya Sports Toto	9,302
22,200	Coastal Contracts	14,505
61,900	Faber Group	28,490
23,000	HAP Seng Consolidated	12,066
74,400	Hap Seng Plantations Holdings	65,612
45,800	JCY International	9,287
36,400	Kumpulan Fima	21,322
13,700	Mah Sing Group	10,053
55,600	Mudajaya Group	45,811
28,500	Padini Holdings	16,603
43,900	POS Malaysia	50,159
16,800	TDM	18,060
		336,361
	Malta — 0.0%
22,416	BGP Holdings (1) (2) (3)	—

	Mexico — 0.5%
49,300	Consorcio (1)	18,457
30,628	Grupo Mexico	113,940
6,500	Southern Copper	256,035
50,800	Urbi Desarrollos Urbanos (1)	29,526
		417,958
	Netherlands — 3.0%
699	Accell Group	13,463
24,614	Aegon	164,697
787	Amsterdam Commodities	15,676
788	APERAM	11,432
3,564	ArcelorMittal	61,046
1,333	BE Semiconductor Industries	10,679
663	Beter Bed Holding	13,364
1,299	BinckBank	12,588
431	Exact Holding	9,433
5,062	ING Groep (1)	51,198
23,938	Koninklijke Ahold	351,680
1,686	Koninklijke Boskalis Westminster	77,216
26,161	Koninklijke KPN	147,271
5,000	LyondellBasell Industries	317,100
400	Nieuwe Steen Investments Funds REIT	3,476
858	Nutreco Holding	76,062
10,677	PostNL (1)	27,965
14,415	Royal Dutch Shell	511,040
12,403	Royal Dutch Shell Class A	440,829
5,473	Royal Imtech	144,500

Shares		Value $

7,405	SBM Offshore	113,665
1,155	Sligro Food Group	37,199
2,906	SNS Reaal (1)	3,318
898	Wereldhave REIT	61,916
		2,676,813
	New Zealand — 0.1%
11,592	New Zealand Oil & Gas	8,804
7,005	Nuplex Industries	19,399
4,703	Restaurant Brands New Zealand	11,091
7,308	Skellerup Holdings	10,058
		49,352
	Norway — 2.0%
4,245	Atea	50,509
1,826	Austevoll Seafood	10,362
1,183	Cermaq	20,356
4,517	DnB NOR	63,171
2,547	DOF (1)	11,982
630	Ekornes	11,013
530	Farstad Shipping	13,389
5,140	Fred Olsen Energy	245,573
2,040	Kongsberg Gruppen	49,106
6,764	Kvaerner	19,563
413	Leroy Seafood Group	11,869
9,215	SpareBank 1 SMN	69,835
4,598	SpareBank 1 SR Bank	35,351
262	Sparebanken More	8,633
23,286	Statoil	620,204
4,157	Storebrand	21,314
6,251	TGS Nopec Geophysical	233,430
5,726	Yara International	305,539
		1,801,199
	Philippines — 0.1%
26,460	First Philippine Holdings	66,792

	Poland — 1.3%
4,125	Asseco Poland	60,049
458	Budimex	9,905
6,899	Enea	34,102
842	Grupa Lotos (1)	10,893
4,037	Jastrzebska Spolka Weglowa	122,761
4,305	KGHM Polska Miedz	263,074
39,309	PGE	216,942
1,733	Powszechny Zaklad Ubezpieczen	228,454
55,790	Synthos	94,752
94,268	Tauron Polska Energia	143,939
		1,184,871
	Portugal — 0.2%
21,110	Banco Comercial Portugues (1)	2,838
51,052	Banco Espirito Santo (1)	72,437
21,820	Portucel Empresa Produtora de Pasta e Papel	84,318
2,407	Portugal Telecom	14,053
7,636	Sonaecom - SGPS	15,252
		188,898
	Russia — 1.3%
7,246	Alliance Oil (NASDAQ) (1)	63,481
20,308	Gazprom ADR	191,911
2,505	Gazprom Neft OAO ADR	60,746
6,929	Globaltrans Investment GDR	107,399
2,833	LUKOIL ADR	191,511
9,210	Rostelecom ADR	225,185
3,074	Severstal GDR	38,271
20,359	Surgutneftegas OAO ADR	211,326
1,600	Tatneft OAO ADR	73,872
		1,163,702
	Singapore — 1.7%
56,000	Ausgroup	28,732
143,000	Biosensors International Group (1)	156,559
24,000	Boustead Singapore	21,912
21,000	CapitaCommercial Trust REIT	28,251
33,000	CH Offshore	13,598
85,000	China Minzhong Food (1)	68,678
122,000	ComfortDelGro	190,248
33,000	Far East Orchard	58,926
16,000	Fortune REIT	14,256
40,000	Frasers Commercial Trust REIT	43,146
2,000	Haw Par	10,843
59,000	Ho Bee Investment	91,052
64,000	Hong Fok (1)	31,544
9,000	Hong Leong Asia	12,326
5,000	Hong Leong Finance	10,908
89,000	Indofood Agri Resources	93,843
514,000	Ipco International (1)	9,967
5,000	Jardine Cycle & Carriage	204,460
18,000	Jurong Technologies Industrial (1) (2) (3)	—
15,000	Keppel	139,377
30,800	M1	69,183
19,000	Metro Holdings	14,354
44,000	Pan-United	35,196
4,000	Singapore Land	24,207
16,000	UMS Holdings	5,947
10,000	UOL Group	50,499
1,000	Venture	6,860
35,000	Wheelock Properties Singapore	55,710
1,984	XP Power	36,186
1,325	Yeo Hiap Seng	3,383
		1,530,151

Shares		Value $

	South Africa — 1.6%
2,117	ABSA Group	40,589
989	Astral Foods	9,757
2,604	Bidvest Group	62,255
14,989	Gold Fields	173,870
1,245	Kumba Iron Ore	83,814
2,794	Lewis Group	20,871
18,270	MTN Group	357,641
1,080	Palabora Mining	12,496
3,283	Raubex Group	6,790
10,117	Reunert	84,375
4,388	Sasol	189,978
12,385	Super Group (1)	24,922
27,118	Vodacom Group	378,260
		1,445,618
	South Korea — 2.3%
1,018	AtlasBX (1)	27,532
940	Bookook Steel (1)	1,722
10,720	Choil Aluminum	10,484
2,080	Chong Kun Dang Pharm (1)	81,085
490	Daechang Forging (1)	17,842
470	Daegu Department Store	6,215
1,301	Daelim Industrial (1)	110,754
410	Daishin Securities	4,029
840	Daou Technology (1)	12,921
1,830	DCM	17,226
6,100	Digital Power Communications	19,607
610	Dong Ah Tire & Rubber (1)	8,459
5,260	Dongkook Industrial	13,719
2,400	DRB Holding	13,533
1,907	Eugene Technology	24,780
1,110	Global & Yuasa Battery	45,055
4,720	Halla Climate Control (1)	105,763
410	Halla Engineering & Construction (1)	3,080
1,490	Handsome (1)	34,687
1,530	Hanil E-Wha (1)	11,676
154	Hankook Shell Oil	35,497
2,930	Hansae Yes24 Holdings (1)	17,086
10,710	Hanshin Machinery	13,475
630	Hanssem	11,195
490	Hanyang Securities	2,938
1,476	Humax Holdings	11,291
790	Husteel (1)	17,412
590	Hwa Shin (1)	5,852
286	Hyundai Home Shopping Network (1)	36,245
406	INTOPS	9,899
1,870	Inzi Controls (1)	10,956
1,124	Jinro Distillers	12,748
2,315	Kia Motors	109,912
1,640	Kishin	9,925
970	Korea Electric Terminal	24,719
6,250	Korea Exchange Bank (1)	43,506
2,850	Korea United Pharm (1)	30,099
3,507	KT&G	244,444
630	Kukdo Chemical	23,489
1,970	Kwang Dong Pharmaceutical (1)	12,628
190	Kyeryong Construction Industrial (1)	1,661
1,300	Kyung Nong	3,761
3,469	Kyungdong Pharm	39,821
165	Lotte Chemical (1)	38,260
485	MegaStudy (1)	34,117
9,080	Meritz Fire & Marine Insurance	110,902
100	Mi Chang Oil Industrial (1)	4,977
752	Neowiz (1)	10,048
723	Neowiz Games (1)	13,445
110	Pusan City Gas (1)	2,152
2,890	S&T Dynamics (1)	31,317
750	S&T Motiv	16,014
2,610	Saeron Automotive	13,015
226	Samsung Electronics	300,524
520	Sebang (1)	8,261
470	Sejong Industrial (1)	4,813
187	Sindoh	10,733
237	SK Telecom	36,456
1,500	SK Telecom ADR	25,425
37	Taekwang Industrial (1)	32,891
1,260	Taeyoung Engineering & Construction (1)	6,422
990	Whanin Pharmaceutical (1)	10,364
650	Woongjin Thinkbig (1)	4,680
1,540	Youlchon Chemical	11,724
531	Youngone Holdings (1)	32,769
		2,058,037
	Spain — 2.6%
2,452	Abengoa	7,391
2,075	ACS Actividades de Construccion y Servicios	49,784
8,155	Banco Bilbao Vizcaya Argentaria	81,108
998	Banco Espanol de Credito	5,136
39,195	Banco Popular Espanol	35,337
12,280	Banco Santander Central Hispano	103,027
3,522	CaixaBank	13,902
825	Caja de Ahorros del Mediterraneo (1) (2) (3)	—
308	Construcciones y Auxiliar de Ferrocarriles	154,274
10,053	Duro Felguera	73,027
13,226	Enagas	313,011
9,348	Ence Energia y Celulosa	27,924
1,491	Financiera Alba	69,216

Shares		Value $

2,819	Gamesa Tecnologica	6,675
18,924	Gas Natural SDG	377,843
5,993	Grupo Catalana Occidente	128,406
5,580	Iberdrola	30,094
3,333	Indra Sistemas	43,576
36,771	Mapfre	113,385
2,804	Obrascon Huarte Lain	85,092
4,858	Red Electrica	270,508
3,684	Repsol	82,260
1,024	Tecnicas Reunidas	52,090
14,990	Telefonica	217,373
		2,340,439
	Sweden — 2.5%
232	AddTech	7,061
2,469	Axfood	102,211
2,647	Betsson	88,680
587	Bilia Class A	10,133
1,920	Boliden	35,514
3,200	Byggmax Group	18,119
2,232	Clas Ohlson	33,351
4,022	Concentric	36,058
1,000	D Carnegie (1) (2) (3)	—
4,428	HIQ International	26,883
468	Hoganas Class B	19,359
2,615	Holmen Class B Shares	80,657
10,171	Industrivarden Class C	178,533
5,906	Intrum Justitia	95,680
3,831	JM	78,785
11,266	Kinnevik Investment	259,773
2,418	Kungsleden	14,947
2,595	Loomis	43,061
9,487	Meda	110,868
2,745	Millicom International Cellular	253,005
1,113	Modern Times Group	40,771
533	NCC Class B	12,424
1,390	Nolato	19,075
3,074	Peab	16,013
6,187	Saab	133,805
1,432	Semcon (1)	12,388
2,024	SKF Class B	50,235
2,615	Tele2 Class B	46,930
52,878	TeliaSonera	381,665
1,362	Trelleborg Class B Shares	17,491
1,714	Unibet Group	59,040
		2,282,515
	Switzerland — 2.7%
5	Bell	11,791
112	Bossard Holding	18,399
803	Credit Suisse Group	23,736
160	Emmi	43,954
11,743	Ferrexpo	47,417
160	Georg Fischer	68,392
449	Helvetia Holding	183,290
1,465	Implenia	72,361
227	Inficon Holding	62,359
292	Komax Holding	26,776
18	LEM Holding	11,254
2,349	Logitech International (1)	15,797
9,337	Novartis	636,112
737	Pargesa Holding	54,705
1,576	Roche Holding	348,779
1,321	Schweizerische National-Versicherungs-Gesellschaft	64,958
1,024	Swiss Life Holding	153,929
1,222	Swiss Re	90,974
111	Swisscom	49,215
48	Valora Holding	10,512
132	Vaudoise Assurances Holding	46,415
49	Walter Meier	13,111
1,202	Zurich Insurance Group	345,787
		2,400,023
	Taiwan — 1.9%
9,000	Ability Enterprise	8,459
7,000	ACES Electronic	7,883
3,000	Alcor Micro	3,516
10,000	AMPOC Far-East	8,687
22,000	Apex Medical	26,190
9,236	Asia Vital Components	5,146
2,000	Asustek Computer	22,895
7,000	Audix	6,306
5,000	Aurora Systems	4,885
11,000	AV Tech	33,716
11,493	Chicony Electronics	31,879
5,000	China Ecotek	12,548
35,000	Chin-Poon Industrial	36,865
45,394	Compal Electronics	32,977
7,000	Coretronic	5,417
7,000	Cyberlink	21,645
10,000	Dynapack International Technology	38,101
29,000	Elite Material	28,974
31,000	Farglory Land Development	57,115
14,420	Feng TAY Enterprise	17,533
6,000	Flytech Technology	14,651
24,000	Formosan Rubber Group	17,313
24,069	FSP Technology	21,520
22,000	G Shank Enterprise	13,374
9,000	Gigabyte Technology	7,742
3,000	Global Mixed Mode Technology	10,110
19,000	Grape King Industrial	48,648
12,000	Great China Metal Industry	13,798

Shares		Value $

12,000	Greatek Electronics	9,388
6,000	Holiday Entertainment	8,179
6,000	HTC	59,235
35,000	Hung Poo Real Estate Development	35,858
13,000	ICP Electronics	17,655
3,000	I-Sheng Electric Wire & Cable	4,293
13,000	Kung Long Batteries Industrial	29,059
31,000	Kwong Fong Industries (1)	18,058
16,124	Lite-On IT	15,645
42,180	Lite-On Technology	60,713
4,000	Lotes	11,718
8,000	Lumax International	18,153
6,000	Macroblock	22,759
11,000	Makalot Industrial	35,988
25,000	Micro-Star International	11,557
6,000	MIN AIK Technology	18,634
12,000	Phihong Technology	10,567
19,000	Portwell	18,790
68,000	Pou Chen	67,939
17,000	Powertech Industrial	9,989
10,000	Powertech Technology	15,037
19,000	Primax Electronics	16,248
18,000	Prime Oil Chemical Service	15,302
3,150	Promate Electronic	2,608
7,784	Radiant Opto-Electronics	30,185
3,841	Raydium Semiconductor	9,600
41,000	Shinkong Insurance	28,258
11,000	Sigurd Microelectronics	9,910
19,090	Silitech Technology	35,818
7,000	Simplo Technology	32,598
3,000	Sincere Navigation	2,723
5,000	Sinmag Equipment	21,421
4,000	Sirtec International	4,979
8,000	Sitronix Technology	11,298
3,060	Sporton International	6,902
21,000	Syncmold Enterprise	37,055
21,000	Taiwan Line Tek Electronic	22,084
4,000	Taiwan Navigation	3,258
35,000	Taiwan Sogo Shin Kong SEC	41,903
7,062	Taiwan Surface Mounting Technology	10,488
45,000	Teco Electric and Machinery	37,416
18,210	Test Research	32,995
10,000	Topco Scientific	16,629
18,000	Transcend Information	49,197
2,000	Tripod Technology	4,030
5,000	Tsann Kuen Enterprise	9,839
6,000	Ttet Union	10,628
19,765	TZE Shin International	10,074
23,000	Vanguard International Semiconductor	16,709
11,000	Ways Technical	29,767
11,634	Wistron	13,476
7,349	Wistron NeWeb	13,540
22,000	Yonyu Plastics	16,131
7,000	Zeng Hsing Industrial	25,604
		1,685,780
	Thailand — 0.4%
18,400	Bangchak Petroleum	22,213
2,450	Banpu	31,878
13,300	Delta Electronics Thai	15,833
42,400	Delta Electronics Thai NVDR	50,476
2,100	Electricity Generating	10,775
12,400	Hana Microelectronics	9,731
32,000	Hana Microelectronics NVDR	25,111
27,700	Khon Kaen Sugar Industry	13,469
39,700	Lanna Resources	31,286
92,000	Property Perfect	4,042
6,100	PTT	69,755
5,500	PTT Exploration & Production	30,617
74,800	Thai Tap Water Supply	25,836
		341,022
	Turkey — 0.7%
3,991	Alarko Holding	12,345
595	Bagfas Bandirma Gubre Fabrik	19,114
4,817	Eczacibasi Yatirim Holding Ortakligi	17,091
19,435	EGE Seramik Sanayi ve Ticaret	23,537
4,791	Ford Otomotiv Sanayi	54,482
4,033	Gubre Fabrikalari (1)	36,919
22,963	Ipek Dogal Enerji Kaynaklari Ve Uretim (1)	65,021
28,877	Is Gayrimenkul Yatirim Ortakligi (1)	26,270
38,165	Kardemir Karabuk Demir Celik Sanayi ve Ticaret	34,286
25,781	Koza Anadolu Metal Madencilik Isletmeleri (1)	73,880
2,311	Mardin Cimento Sanayii	7,253
10,784	Park Elektrik Uretim Madencilik Sanayi ve Ticaret	36,054
1,239	Pinar SUT Mamulleri Sanayii	11,835
3,204	Tofas Turk Otomobil Fabrikasi	19,311
15,481	Turk Hava Yollari (1)	57,567
27,567	Turk Telekomunikasyon	115,676
2,147	Turk Traktor ve Ziraat Makineleri	60,427
		671,068
	United Kingdom — 14.5%
51,055	Afren (1)	116,115
21,713	African Barrick Gold	122,526
5,152	Albemarle & Bond Holdings	16,791
8,813	Alent (1)	46,782
12,042	AMEC	206,455
4,395	Amlin	26,739
8,460	Anglo American	253,121

Shares		Value $

776	Anglo American (South African Shares)	23,337
11,226	Anglo Pacific Group	49,585
26,364	Ashmore Group	149,315
11,175	AstraZeneca	541,097
20,953	Avocet Mining	17,446
52,873	BAE Systems	284,776
70,944	Barclays	338,675
15,207	Barratt Developments (1)	52,481
38,345	Beazley	111,595
3,336	Bellway	58,729
6,588	Berendsen	63,736
2,963	Berkeley Group Holdings	85,997
3,893	BHP Billiton	133,179
9,184	Bodycote	67,294
3,854	Bovis Homes Group	36,583
4,806	British American Tobacco	250,239
22,929	British Sky Broadcasting Group	297,286
8,143	Bumi (1)	44,491
21,666	Cable & Wireless Communications	14,051
14,328	Cairn Energy	65,218
16,782	Carillion	81,286
21,976	Carphone Warehouse Group	76,765
83,572	Centrica	464,171
12,833	Chemring Group	57,721
3,607	Chesnara	12,357
3,387	Chime Communications	12,771
8,778	Close Brothers Group	137,617
55,370	Cobham	185,907
6,674	Colt Group (1)	11,199
8,243	Computacenter	59,065
2,277	Costain Group	9,534
5,379	Cranswick	81,898
11,830	Dart Group	27,487
3,234	Domino Printing Sciences	33,775
21,860	Drax Group	205,592
5,585	easyJet	82,466
44,165	EnQuest (1)	90,499
3,596	Eros International (1)	13,431
27,962	Eurasian Natural Resources	146,258
19,263	Evraz	88,140
11,078	Fenner	66,571
658	Fidessa Group	16,061
18,210	Firstgroup	56,029
2,546	Galliford Try	33,192
867	Games Workshop Group	9,000
3,700	Gem Diamonds (1)	9,389
46,863	GKN	178,973
27,954	GlaxoSmithKline	640,860
34,903	Globo (1)	18,129
4,791	Greene King	50,720
10,688	Greggs	81,026
8,028	Gulfsands Petroleum (1)	13,624
8,831	Halfords Group	47,704
1,828	Hargreaves Services	20,584
17,748	Highland Gold Mining	31,526
3,120	Hill & Smith Holdings	23,133
2,398	Hilton Food Group	12,004
19,432	Hiscox	146,082
8,057	Home Retail Group	15,334
29,911	HSBC Holdings	339,993
34,800	HSBC Holdings (Hong Kong Shares)	396,219
13,684	ICAP	70,794
19,749	IG Group Holdings	139,695
1,349	Immunodiagnostic Systems Holdings	6,536
6,674	Imperial Tobacco Group	248,216
6,395	Inchcape	48,004
1,649	Interior Services Group	3,727
11,807	Intermediate Capital Group	66,214
7,697	Interserve	54,250
402	JD Sports Fashion	4,750
3,930	JD Wetherspoon	31,913
3,290	John Menzies	36,212
10,298	Kazakhmys	119,228
16,157	Kcom Group	18,424
1,407	Keller Group	16,401
10,116	Kentz	67,320
563	Kier Group	12,010
18,034	Kingfisher	77,139
47,024	Ladbrokes	158,109
159,516	Legal & General Group	385,559
113,463	Lloyds Banking Group (1)	92,963
3,380	London Stock Exchange Group	64,542
9,484	May Gurney Integrated Services	26,266
2,248	Mears Group	13,013
5,581	Micro Focus International	54,038
30,357	Mitie Group	135,723
9,214	Mondi	109,162
18,064	Morgan Crucible	79,645
12,555	N Brown Group	73,436
3,692	New World Resources	16,981
1,139	Next	73,306
10,100	Northern Petroleum (1)	8,490
6,598	Northgate	33,303
3,803	Pace	13,613
9,546	Pearson	180,770
8,313	Persimmon (1)	111,078
8,322	Petropavlovsk	45,944
581,919	Polo Resources (1)	23,904
9,114	Premier Farnell	30,673
2,695	Provident Financial	61,720
31,662	QinetiQ Group	94,405
7,583	Redrow (1)	22,381

Shares		Value $

2,436	Rio Tinto	137,540
29,779	Royal Bank of Scotland Group (1)	162,138
7,662	RPC Group	52,253
15,521	Sage Group	79,436
3,716	Segro REIT	14,628
13,365	Smiths Group	260,085
10,415	Smiths News	27,090
9,072	St. Ives	16,834
8,313	Standard Chartered	221,168
57,373	Standard Life	314,472
10,058	Sthree	53,359
35,010	TalkTalk Telecom Group	131,374
85,467	Taylor Wimpey	96,444
46,175	Tesco	260,930
4,799	TT electronics	12,254
2,409	Tullett Prebon	9,170
5,409	Valiant Petroleum (1)	34,658
2,840	Vedanta Resources	54,231
8,813	Vesuvius	50,654
6,920	WH Smith	73,094
30,510	William Hill	185,861
65,615	WM Morrison Supermarkets	261,203
2,610	WS Atkins	34,337
12,372	Xchanging	23,890
		13,054,691
	TOTAL COMMON STOCK (Cost $77,061,437)	85,296,806

	PREFERRED STOCK — 0.4%
	Brazil — 0.2%
11,800	AES Tiete	122,957
300	Cia de Transmissao de Energia Eletrica Paulista	5,273
6,600	Cia Energetica de Minas Gerais ADR	72,468
800	Cia Energetica do Ceara Class A	17,274
		217,972
	Germany — 0.2%
16	KSB	9,494
2,434	ProSiebenSat.1 Media	83,250
209	Volkswagen	51,690
		144,434
	TOTAL PREFERRED STOCK (Cost $361,825)	362,406

	WARRANTS (1) — 0.0%
	Canada — 0.0%
7	Yellow Media Expires 12/20/22	12

	Netherlands — 0.0%
446	Nieuwe Steen Investments Expires 04/01/13 (2) (3)	—
	TOTAL WARRANTS (Cost $17)	12

	INVESTMENT COMPANY — 0.1%
	Guernsey — 0.0%
3,969	IRP Property Investments Limited	3,745

	Switzerland — 0.1%
728	BB Biotech	77,116

	United Kingdom — 0.0%
1,452	Caledonia Investments	39,632
	TOTAL INVESTMENT COMPANY (Cost $119,113)	120,493

	SHORT-TERM INVESTMENT (4) — 3.2%
2,845,109	JPMorgan Prime Money Market Fund, 0.030% (Cost $2,845,109)	2,845,109
	TOTAL INVESTMENTS — 98.7% (Cost $80,387,501)*	88,624,826
	OTHER ASSETS LESS LIABILITIES — 1.3%	1,210,700
	NET ASSETS — 100%	$89,835,526

(1)	Denotes non-income producing security.
(2)	Security considered illiquid. On January 31, 2013 the value of these securities amounted to $0, representing 0.0% of the net assets of the Fund.
(3)	Security is fair valued.
(4)	The rate shown represents the 7-day current yield as of January 31, 2013.

* At January 31, 2013, the tax basis cost of the Fund’s investments was $80,387,501, and the unrealized appreciation and depreciation were $10,574,142 and $(2,336,817), respectively.

The open futures contracts held by the Fund at January 31, 2013, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
FTSE 100 Index	18	Mar-2013	$3,771

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2013, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
BNP Paribas	2/7/13	JPY	84,292,000	USD	936,727	$14,932
BNP Paribas	2/14/13	USD	836,048	EUR	625,100	12,754
BNP Paribas	2/21/13	GBP	1,474,162	USD	2,327,202	(10,598)
JPMorgan Securities	2/21/13	USD	2,347,627	GBP	1,474,162	(9,827)
UBS Securities	2/14/13	TRY	412,000	USD	231,013	(2,968)
Westpac Banking	3/7/13	JPY	84,292,000	USD	926,453	4,501
						$8,794

ADR — American Depositary Receipt

EUR — Euro

FTSE — Financial Time sand London Stock Exchange

GBP — British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

NVDR — Non Voting Depositary Receipt

NASDAQ — National Association of Securities Dealers Automated Quotations

REIT — Real Estate Investment Trust

TRY — Turkish Lira

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Total Return Fixed Income Fund

Schedule of Investments

January 31, 2013 (unaudited)

Principal Amount ($)		Value $

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 49.9%
	Federal Home Loan Mortgage Corporation — 7.7%
	FHLMC
3,810,000	1.140%, 10/15/18	3,778,629
	FHLMC Gold
3,162	6.000%, 12/01/28	3,526
59,489	5.500%, 05/01/38	64,330
76,222	5.000%, 05/01/18	81,550
291,631	4.500%, 10/01/24	314,051
606,850	4.500%, 12/01/40	659,947
390,173	3.500%, 09/01/26	414,209
	FHLMC IO REMIC (1) (2)
9	1169.001%, 01/15/22	213
873,814	6.494%, 02/15/39	143,765
410,233	6.444%, 02/15/41	91,838
321,494	6.444%, 04/15/41	77,803
2,596,780	6.394%, 06/15/39	306,835
3,599,572	6.394%, 11/15/40	484,761
440,636	5.944%, 05/15/25	64,271
774,689	5.944%, 12/15/41	126,220
1,195,380	2.130%, 06/15/15	32,649
	FHLMC REMIC
20,151	13.476%, 07/15/33 (1)	20,989
320,000	4.500%, 03/15/41	361,234
		7,026,820
	Federal National Mortgage Association — 24.6%
	FNMA (6)
286,211	6.179%, 09/01/36 (1)	311,785
17,281	6.000%, 12/01/28	18,869
38,524	6.000%, 10/01/29	43,025
422,347	6.000%, 05/01/36	462,195
231,301	5.500%, 11/01/34	251,823
774,380	5.500%, 10/01/35	846,218
836,101	5.500%, 07/01/38	907,539
166,916	5.000%, 10/01/29	180,369
276,260	4.500%, 10/01/40	299,036
201,293	4.500%, 07/01/41	217,134
309,203	4.500%, 09/01/41	333,536
341,910	4.500%, 10/01/41	373,601
382,394	4.000%, 10/01/41	393,796
1,334,658	4.000%, 03/01/42	1,434,096
91,882	3.500%, 11/01/25	98,056
506,406	3.500%, 02/01/26	543,754
649,633	3.358%, 01/01/42 (1)	686,683
4,645,000	2.630%, 10/10/24	4,623,484
150,631	2.500%, 08/01/27	156,321
477,272	2.500%, 09/01/27	494,938
5,055,632	2.500%, 10/01/27	5,257,703
	FNMA IO (2)
1,237,944	6.096%, 08/25/21 (1)	394,188
320,168	5.000%, 07/01/18	26,171
358,569	5.000%, 07/01/18	28,711
231,571	5.000%, 07/01/18	18,884
	FNMA IO REMIC (2)
524,389	6.446%, 07/25/39 (1)	103,515
1,692,825	6.446%, 11/25/41 (1)	352,228
448,030	6.346%, 07/25/41 (1)	86,060
1,313,446	5.796%, 07/25/39 (1)	210,922
498,584	5.500%, 01/25/19	41,388
500,445	5.500%, 12/25/26	41,572
	FNMA REMIC
41,390	8.493%, 04/25/41 (1)	41,649
46,027	7.344%, 09/25/42 (1)	46,772
518,870	5.695%, 11/25/42 (1)	515,189
345,000	5.695%, 12/15/42 (1)	340,893
116,876	5.158%, 12/25/42 (1)	113,802
102,879	5.000%, 07/25/37	112,550
256,279	4.000%, 04/25/42	255,441
351,165	3.497%, 10/25/42 (1)	337,868
24,011	1.352%, 08/25/42 (1)	24,004
	FNMA TBA
795,000	4.000%, 02/15/43	845,184
620,000	3.500%, 02/25/43	654,003
		22,524,955
	Government National Mortgage Association — 17.6%
	GNMA
24,805	7.000%, 09/15/23	28,842
280,284	5.000%, 05/20/30	309,554
126,201	4.500%, 07/20/41	138,066
230,620	4.000%, 04/20/41 (1)	247,862
132,695	4.000%, 05/20/41 (1)	142,615
411,683	4.000%, 06/20/41 (1)	442,461
1,501,569	4.000%, 07/20/41 (1)	1,612,044
121,023	4.000%, 03/20/42	130,737
447,091	3.500%, 03/20/36	479,442
298,787	3.500%, 04/20/36	317,485
216,595	3.000%, 07/20/41 (1)	231,439
188,317	1.256%, 06/16/39 (1)	192,611
	GNMA IO (2)
71,075	4.500%, 11/20/32	2,985
283,611	4.500%, 06/20/33	12,238
877,900	4.500%, 12/16/37	53,211
1,539,887	4.500%, 06/20/39	177,130

Principal
Amount ($)		Value $
513,883	1.188%, 06/16/54 (1)	43,776
3,835,851	1.086%, 03/16/47 (1)	300,932
4,059,188	1.039%, 01/16/53 (1)	360,296
2,777,959	0.962%, 08/16/52 (1)	196,561
3,704,377	0.873%, 02/16/53 (1)	305,018
4,433,772	0.699%, 12/16/53 (1)	315,421
	GNMA TBA
9,600,000	3.000%, 02/15/43	10,017,000
		16,057,726
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $45,402,281)	45,609,501

	CORPORATE OBLIGATIONS —32.1%
	313 Group (3)
260,000	6.375%, 12/01/19	256,100
	AbbVie (3)
140,000	2.900%, 11/06/22	138,703
	Agrium
105,000	6.125%, 01/15/41	121,993
135,000	3.150%, 10/01/22	131,045
	Alliance One International
200,000	10.000%, 07/15/16	213,500
	Altria Group
90,000	9.950%, 11/10/38	147,166
	America Movil
200,000	3.125%, 07/16/22	199,202
205,000	2.375%, 09/08/16	212,972
	American Axle & Manufacturing
220,000	7.750%, 11/15/19	246,400
	American Express Bank
250,000	6.000%, 09/13/17	298,316
	American Tower REIT
325,000	3.500%, 01/31/23	318,005
	Anheuser-Busch InBev Worldwide
280,000	5.375%, 11/15/14	302,849
	AutoZone
135,000	2.875%, 01/15/23	129,492
	Bank of America
445,000	5.625%, 07/01/20	516,910
230,000	3.300%, 01/11/23	227,306
	Barclays Bank
285,000	6.750%, 05/22/19	352,030
	BBVA Banco Continental (3)
75,000	5.000%, 08/26/22	80,813
	Boston Properties
135,000	3.700%, 11/15/18	147,049
	Caterpillar Financial Services
185,000	1.375%, 05/20/14	187,261
140,000	1.100%, 05/29/15	141,689
	Catholic Health Initiatives
315,000	2.950%, 11/01/22	314,171
	CBS
235,000	4.850%, 07/01/42	233,568
	CC Holdings GS V LLC (3)
90,000	3.849%, 04/15/23	89,918
	Chesapeake Oilfield Operating LLC (3)
260,000	6.625%, 11/15/19	258,700
	Citigroup
45,000	8.125%, 07/15/39	66,568
50,000	4.500%, 01/14/22	54,856
	CNA Financial
140,000	7.350%, 11/15/19	177,022
	Coca-Cola
220,000	1.800%, 09/01/16	227,740
	Comcast
230,000	4.500%, 01/15/43	226,679
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
120,000	3.875%, 02/08/22	127,164
	Corpbanca
365,000	3.125%, 01/15/18	363,971
	CSX
55,000	6.150%, 05/01/37	67,753
	CVS Caremark
100,000	6.125%, 09/15/39	126,168
81,000	5.750%, 06/01/17	95,887
	Danske Bank (3)
315,000	3.875%, 04/14/16	334,479
	Deutsche Telekom International Finance
90,000	8.750%, 06/15/30	131,698
	Digital Realty Trust LP
230,000	5.875%, 02/01/20	262,687
140,000	5.250%, 03/15/21	155,495
	DIRECTV Holdings LLC
245,000	5.150%, 03/15/42	236,431
	DISH DBS
230,000	5.875%, 07/15/22	245,525
	Dr. Pepper Snapple Group
340,000	3.200%, 11/15/21	349,731
	Eksportfinans
425,000	3.000%, 11/17/14	422,979
65,000	2.000%, 09/15/15	62,276
	El Paso Pipeline Partners Operating LLC
165,000	6.500%, 04/01/20	199,983

Principal
Amount ($)		Value $
	Electricite de France (1) (3)
460,000	5.250%, 12/29/49	451,012
	Enterprise Products Operating LLC
60,000	6.125%, 10/15/39	70,585
	Express Scripts Holding
60,000	6.125%, 11/15/41	74,635
	FMG Resources August 2006 Pty (3)
225,000	6.000%, 04/01/17	232,313
	Ford Motor Credit LLC
235,000	6.625%, 08/15/17	274,312
200,000	3.000%, 06/12/17	204,370
	Freeport-McMoRan Copper & Gold
110,000	2.150%, 03/01/17	110,913
	General Electric
130,000	4.125%, 10/09/42	129,025
	General Electric Capital
130,000	5.875%, 01/14/38	152,528
	George Washington University
205,000	3.485%, 09/15/22	214,913
	Georgia Power
180,000	4.300%, 03/15/42	185,800
	Goldman Sachs Group
450,000	3.625%, 01/22/23	450,182
	Hartford Financial Services Group
215,000	5.500%, 03/30/20	246,234
	HCA
240,000	4.750%, 05/01/23	242,100
	HDTFS (3)
160,000	5.875%, 10/15/20	170,800
	Health Care REIT
235,000	4.125%, 04/01/19	254,156
	HJ Heinz
60,000	2.850%, 03/01/22	60,234
290,000	1.500%, 03/01/17	292,903
	HSBC Holdings
290,000	4.000%, 03/30/22	309,459
	Humana
90,000	7.200%, 06/15/18	110,301
	Icahn Enterprises
265,000	8.000%, 01/15/18	284,544
	ING US (3)
285,000	5.500%, 07/15/22	311,541
	Jabil Circuit
200,000	5.625%, 12/15/20	218,000
	JPMorgan Chase
315,000	3.250%, 09/23/22	316,029
	JPMorgan Chase Bank
475,000	6.000%, 10/01/17	560,275
	Kraft Foods
25,000	6.875%, 02/01/38	33,264
85,000	6.875%, 01/26/39	113,993
	Kraft Foods Group
65,000	6.875%, 01/26/39	86,210
125,000	3.500%, 06/06/22	130,988
	Lear (3)
210,000	4.750%, 01/15/23	210,000
	Liberty Mutual Group (3)
160,000	6.500%, 05/01/42	179,606
	Lorillard Tobacco
145,000	2.300%, 08/21/17	146,332
	Macy’s Retail Holdings
140,000	6.700%, 07/15/34	163,163
255,000	2.875%, 02/15/23	242,035
	Marathon Oil
345,000	2.800%, 11/01/22	335,213
	McKesson
120,000	7.500%, 02/15/19	154,754
	Mexichem (3)
200,000	6.750%, 09/19/42	223,500
	Mexico Generadora de Energia (3)
200,000	5.500%, 12/06/32	217,000
	Microsoft
460,000	2.125%, 11/15/22	445,890
	Midamerican Energy Holdings
185,000	5.750%, 04/01/18	221,961
	Mohawk Industries
175,000	3.850%, 02/01/23	175,853
	Morgan Stanley
215,000	5.500%, 01/26/20	240,461
	Mosaic
50,000	4.875%, 11/15/41	53,266
	National JSC Naftogaz of Ukraine
200,000	9.500%, 09/30/14	206,500
	Nevada Power, Series L
45,000	5.875%, 01/15/15	49,457
	Noble Energy
95,000	6.000%, 03/01/41	112,821
235,000	4.150%, 12/15/21	254,818
	Nordstrom
125,000	6.750%, 06/01/14	135,727
	Occidental Petroleum
95,000	1.750%, 02/15/17	97,022
	Odebrecht Finance (3)
200,000	5.125%, 06/26/22	216,000
	Offshore Group Investment
82,000	11.500%, 08/01/15	89,175
	ONEOK Partners
160,000	3.375%, 10/01/22	160,190
	Oracle
570,000	2.500%, 10/15/22	559,845

Principal
Amount ($)		Value $
	Pacific LifeCorp (3)
110,000	5.125%, 01/30/43	107,136
	Petroleos Mexicanos
270,000	4.875%, 01/24/22	298,013
	Prudential Financial
140,000	4.750%, 09/17/15	153,010
	Public Service Electric & Gas
75,000	3.650%, 09/01/42	72,377
	Rent-A-Center
140,000	6.625%, 11/15/20	153,125
	Reynolds American
170,000	7.625%, 06/01/16	203,133
65,000	7.250%, 06/15/37	85,695
230,000	3.250%, 11/01/22	228,094
	Reynolds Group Issuer
200,000	7.125%, 04/15/19	214,500
	Rio Tinto Finance USA
230,000	3.500%, 03/22/22	239,680
	Rowan
165,000	5.400%, 12/01/42	164,288
	Royal Bank of Scotland Group
200,000	6.125%, 12/15/22	206,701
	Sabra Health Care
200,000	8.125%, 11/01/18	216,500
	SLM
90,000	6.000%, 01/25/17	99,906
	Southern Copper
120,000	6.750%, 04/16/40	141,580
	Sparebank 1 Boligkreditt (3)
1,000,000	1.750%, 11/15/19	980,656
	Spectrum Brands Escrow (3)
115,000	6.625%, 11/15/22	124,488
	Standard Chartered (3)
255,000	3.950%, 01/11/23	251,694
	Swedbank Hypotek (3)
205,000	2.375%, 04/05/17	214,253
	Swiss Re Treasury US (3)
160,000	4.250%, 12/06/42	156,312
	Terex
145,000	6.500%, 04/01/20	154,788
	Texas Instruments
190,000	2.375%, 05/16/16	199,171
	Time Warner
115,000	4.900%, 06/15/42	117,544
	Time Warner Cable
100,000	6.550%, 05/01/37	118,641
	Turkiye Halk Bankasi (3)
200,000	3.875%, 02/05/20	196,700
	Tyson Foods
275,000	4.500%, 06/15/22	297,114
	UBS (3)
440,000	2.250%, 03/30/17	457,706
	United Business Media (3)
220,000	5.750%, 11/03/20	238,190
	United Rentals North America
160,000	6.125%, 06/15/23	172,000
	United Technologies
120,000	4.500%, 06/01/42	129,450
	Univision Communications (3)
180,000	7.875%, 11/01/20	195,750
	Valero Energy
50,000	4.500%, 02/01/15	53,412
	Verizon Communications
315,000	2.450%, 11/01/22	302,523
	Virgin Media Finance
200,000	4.875%, 02/15/22	200,500
	Virginia Electric and Power
120,000	4.000%, 01/15/43	120,644
	Volvo Financial Equipment LLC, Series 1A (3)
365,000	0.910%, 08/17/15	366,226
	Wal-Mart Stores
75,000	3.625%, 07/08/20	82,230
	Watson Pharmaceuticals
150,000	3.250%, 10/01/22	149,996
	WellPoint
310,000	4.650%, 01/15/43	310,440
	Wind Acquisition Finance (3)
200,000	7.250%, 02/15/18	211,500
	WPP Finance UK
160,000	8.000%, 09/15/14	176,222
	XL Group
225,000	5.750%, 10/01/21	260,509
	Yum! Brands
65,000	6.875%, 11/15/37	86,267
	TOTAL CORPORATE OBLIGATIONS (Cost $28,002,636)	29,291,122

	U.S. TREASURY OBLIGATIONS (6) — 9.9%
	United States Treasury Bills
9,000,000	0.080%, 05/23/13 (5)	8,997,849
	United States Treasury Notes
45,000	2.750%, 08/15/42	41,449
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,039,253)	9,039,298

Principal
Amount ($)		Value $
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.7%
	Aire Valley Mortgages, Series 1A (1) (3)
298,508	0.549%, 09/20/66	284,926
	Auburn Securities, Series 4 (1) (4)
176,705	0.893%, 10/01/41	267,105
	Auburn Securities, Series 5 (1) (4)
194,429	0.813%, 12/01/41	284,023
	Banc of America Re-Remic Trust, Series CLRN (1) (3)
210,000	1.356%, 08/15/17	212,325
	BB-UBS Trust, Series 2012-SHOW (3)
325,000	3.882%, 11/05/36	338,428
	BCAP LLC Trust, Series 2010-RR7, Class 4A2 (3)
45,305	5.000%, 04/26/20	46,483
	BCAP LLC Trust, Series RR4 (1) (3)
421,954	0.284%, 11/25/36	401,249
	Brunel Residential Mortgage Securitisation, Series 1A (1) (3)
209,157	0.505%, 01/13/39	206,160
	Extended Stay America Trust, Series ESH7 (3)
240,000	3.604%, 12/05/31	242,400
240,000	2.958%, 12/05/31	242,400
	First Flexible, Series 4 (1) (4)
14,676	1.033%, 07/01/36	22,863
	FREMF Mortgage Trust, Series K18 (1) (3)
115,000	4.265%, 01/25/45	116,883
	FREMF Mortgage Trust, Series K21 (1) (3)
490,000	3.938%, 07/25/45	492,699
	FREMF Mortgage Trust, Series K22 (1) (3)
175,000	3.687%, 08/25/45	170,744
	FREMF Mortgage Trust, Series K706 (1) (3)
495,000	4.023%, 11/25/44	523,049
	FREMF Mortgage Trust, Series K711 (1) (3)
180,000	3.563%, 08/25/45	184,486
	FREMF Mortgage Trust, Series KF01 (1) (3)
745,000	2.815%, 10/25/44	751,325
	GMAC Mortgage Loan Trust, Series AR1 (1)
334,779	4.619%, 10/19/33	347,965
	Holland Homes Mortgage-Backed Security, Series III (1) (4)
148,005	0.314%, 03/20/83	196,522
	Impac CMB Trust, Series 2004-10, Class 4A1 (1)
67,659	0.944%, 03/25/35	67,076
	Impac CMB Trust, Series 2005-4, Class 2A2 (1)
182,628	0.584%, 05/25/35	175,865
	Impac Secured Assets CMN Owner Trust, Series 1 (1)
213,439	0.614%, 05/25/36	206,416
	Impac Secured Assets CMN Owner Trust, Series 2 (1)
36,552	0.634%, 08/25/36	36,122
	Leek Finance, Series 18X (1) (4)
223,240	0.570%, 09/21/38	230,343
	Leek Finance, Series 19X (1) (4)
143,080	0.738%, 12/21/38	231,983
	Mansard Mortgages, Series 1X (1) (4)
12,114	0.711%, 10/15/48	18,940
	Opteum Mortgage Acceptance, Series 3 (1)
264,026	0.494%, 07/25/35	257,362
	Paragon Mortgages, Series 16 (1)
120,723	3.263%, 04/15/39	197,961
	Preferred Residential Securities, Series 8X (1) (4)
99,376	0.759%, 12/15/42	150,337
	Real Estate Capital, Series 3 (1) (4)
114,500	0.711%, 07/15/16	179,780
	Real Estate Capital, Series 5 (1) (4)
332,229	0.741%, 07/25/16	523,620
	Residential Accredit Loans, Series 1999-QS4, Class A1
1,881	6.250%, 03/25/14	1,898
	Residential Mortgage Securities, Series 20X (1) (4)
91,870	0.786%, 08/10/38	143,570
	Residential Mortgage Securities, Series 22X (1) (4)
283,316	0.704%, 11/14/39	438,380
	Sequoia Mortgage Trust, Series 2012-1, Class 1A1 (1)
367,073	2.865%, 01/25/42	378,429
	Wells Fargo Mortgage-Backed Securities Trust, Series 16
279,672	5.000%, 11/25/36	289,094

Principal
Amount ($)		Value $
	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class 1A2
29,385	5.500%, 02/25/34	29,392
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,686,426)	8,888,603

	ASSET-BACKED SECURITIES — 5.0%
	Accredited Mortgage Loan Trust, Series 1 (1)
219,883	0.554%, 04/25/35	214,024
	Accredited Mortgage Loan Trust, Series 3 (1)
117,510	1.284%, 10/25/34	112,642
	Accredited Mortgage Loan Trust, Series 4 (1)
61,931	0.414%, 12/25/35	61,759
	American Credit Acceptance Receivables Trust, Series 2 (3)
263,849	1.890%, 07/15/16	265,011
	American Credit Acceptance Receivables Trust, Series 3 (3)
192,527	1.640%, 11/15/16	192,591
	AmeriCredit Automobile Receivables Trust, Series 4
155,000	1.310%, 11/08/17	155,851
	AmeriCredit Automobile Receivables Trust, Series 5
180,000	1.120%, 11/08/17	180,932
	Cabela’s Master Credit Card Trust, Series 2A (1) (3)
190,000	0.686%, 06/15/20	190,629
	CNH Equipment Trust, Series A
420,000	1.380%, 02/15/18	427,240
	CNH Equipment Trust, Series C
535,000	0.870%, 09/16/19	533,786
	Credit Suisse First Boston Mortgage Securities, Series AA1 (1)
48,665	1.254%, 02/25/35	45,622
	Credit-Based Asset Servicing and Securitization LLC, Series CB4
19,158	5.000%, 03/25/31	18,707
	DT Auto Owner Trust, Series 1A (3)
125,265	1.050%, 01/15/15	125,474
	DT Auto Owner Trust, Series 2A (3)
250,000	4.350%, 03/15/19	255,017
	Impac Secured Assets CMN Owner Trust, Series 2 (1)
360,954	0.554%, 08/25/36	359,752
	Lambda Finance, Series 2007-1 (4)
104,263	0.459%, 09/20/31	104,066
	Nationstar Home Equity Loan Trust, Series A (1)
295,000	0.354%, 03/25/37	274,693
	Park Place Securities, Series WHQ4 (1)
75,804	0.574%, 09/25/35	75,338
	RAMP Trust, Series RZ1 (1)
350,000	0.604%, 03/25/36	320,299
	RAMP Trust, Series RZ3 (1)
100,000	0.684%, 09/25/35	93,979
	RAMP Trust, Series RZ4 (1)
117,524	0.464%, 11/25/35	116,351
	SNAAC Auto Receivables Trust, Series 1A (3)
88,741	1.780%, 06/15/16	89,126
	Thornburg Mortgage Securities Trust, Series 4 (1)
162,509	2.643%, 09/25/37	160,363
	Wheels SPV LLC, Series 1 (3)
205,000	1.190%, 03/20/21	206,514
	TOTAL ASSET-BACKED SECURITIES (Cost $4,511,209)	4,579,766

	COMMERCIAL MORTGAGE-BACKED OBLIGATIONS — 1.7%
	Americold LLC Trust, Series 2010-ARTA, Class A2FX (3)
410,000	4.954%, 01/14/29	468,872
	LCP Proudreed, Series 1 (1) (4)
294,438	0.784%, 08/25/16	441,292
	LSTAR Commercial Mortgage Trust, Series 2001-1, Class B (1) (3)
110,000	5.638%, 06/25/43	121,329
	Morgan Stanley Capital I, Series 2003-T11, Class A4
510,641	5.150%, 06/13/41	515,871
	TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (Cost $1,462,957)	1,547,364

	MUNICIPAL BONDS — 1.4%
	California — 0.1%
70,000	State of California, GO
	7.550%, 04/01/39	102,623

Principal
Amount ($)		Value $
	Georgia — 0.3%
210,000	Municipal Electric Authority of Georgia, RB
	6.637%, 04/01/57	249,642

	New York — 0.1%
75,000	Metropolitan Transportation Authority, RB
	6.814%, 11/15/40	98,248

	North Carolina — 0.3%
320,000	University of North Carolina at Chapel Hill, RB
	3.596%, 12/01/33	319,395

	Pennsylvania — 0.4%
350,000	Philadelphia Authority for Industrial Development, RB
	3.964%, 04/15/26	349,139

	Utah — 0.2%
170,000	State of Utah, GO 3.539%, 07/01/25	181,147
	TOTAL MUNICIPAL BONDS (Cost $1,229,454)	1,300,194

	SOVEREIGN GOVERNMENTS — 0.5%
	Province of Manitoba Canada
185,000	9.625%, 12/01/18	259,831
230,000	Venezuela Government International Bond, 8.500%, 10/08/14	236,900
	TOTAL SOVEREIGN GOVERNMENTS (Cost $494,933)	496,731

Shares
	SHORT-TERM INVESTMENT (7) — 0.4%
325,995	JPMorgan Prime Money Market Fund, 0.030% (Cost $325,995)	325,995
	TOTAL INVESTMENTS — 110.6% (Cost $99,155,144)*	101,078,574
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS — (10.6)%	(9,672,336)
	NET ASSETS — 100%	$91,406,238

(1)	Variable Rate Security — Rate disclosed is as of January 31, 2013
(2)	Security considered illiquid. On January 31, 2013 the value of these securities amounted to $4,399,562, representing 4.8% of the net assets of the Fund.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2013, the value of these securities amounted to $12,999,216, representing 14.2% of the net assets of the Fund.

(4)

Security exempt from registration under Reg S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2013, the value of these securities amounted to $3,232,824, representing 3.5% of the net assets of the Fund.

(5)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.
(6)	Security, or a portion of these securities, have been segregated by the Adviser as collateral for open derivative positions and mortgage dollar rolls.
(7)	The rate shown represents the 7-day current yield as of January 31, 2013.

* At January 31, 2013, the tax basis cost of the Fund’s investments was $99,155,144 and the unrealized appreciation and depreciation were $2,364,259 and $(440,829), respectively.

The open futures contracts held by the Fund at January 31, 2013, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
90-Day Euro$	(10)	Dec-2013	$(2,998)
90-Day Euro$	(10)	Dec-2014	3,103
90-Day Euro$	(10)	Jun-2013	(3,323)
90-Day Euro$	(10)	Jun-2014	(2,585)
90-Day Euro$	(10)	Mar-2013	(3,423)
90-Day Euro$	(10)	Mar-2014	(2,773)
90-Day Euro$	(10)	Sep-2013	(3,123)
90-Day Euro$	(10)	Sep-2014	802
Canadian 10-Year Bond	17	Mar-2013	(33,485)
Euro-Bund	(7)	Mar-2013	28,726
Long Gilt 10-Year Bond	6	Mar-2013	(28,134)
U.S. 2-Year Treasury Note	128	Mar-2013	1,041
U.S. 5-Year Treasury Note	(89)	Mar-2013	68,691
U.S. 10-Year Treasury Note	18	Mar-2013	(779)
U.S. Long Treasury Bond	(10)	Mar-2013	42,734
U.S. Ultra Long Treasury Bond	26	Mar-2013	(241,960)
			$(177,486)

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2013, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	2/21/13	GBP	92,979	USD	146,751	$(696)
Barclays Capital	2/21/13	USD	239,720	RUB	7,608,727	13,000
Barclays Capital	2/21/13	USD	239,672	TRY	435,004	7,051
Barclays Capital	2/25/13	USD	239,855	COP	439,894,599	7,451
Barclays Capital	2/25/13	USD	239,812	MXP	3,150,413	7,372
Barclays Capital	2/25/13	USD	239,950	PEN	624,711	1,967
Barclays Capital	3/4/13	BRL	508,088	USD	236,375	(17,932)
Barclays Capital	3/4/13	USD	239,664	BRL	508,088	14,643
Royal Bank of Scotland	2/21/13	GBP	1,591,968	USD	2,551,243	26,674
Toronto Dominion Bank	2/21/13	EUR	138,661	USD	181,365	(6,928)
						$52,602

BRL — Brazilian Real

COP — Colombian Peso

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Sterling Pound

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LLC — Limited Liability Company

LP — Limited Partnership

MXP — Mexican Peso

PEN — Peruvian Nuevo Sol

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

TRY — Turkish Lira

TBA — To Be Announced

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Absolute Return EMD and Currency Fund

Schedule of Investments

January 31, 2013 (unaudited)

Principal
Amount †		Value $
	FOREIGN GOVERNMENT BONDS — 46.7%
	Bank of Thailand (2)
31,200,000	3.032%, 02/13/15	1,040,858
	Czech Republic Government Bond
20,100,000	2.800%, 09/16/13	1,080,992
39,700,000	2.750%, 03/31/14	2,162,658
		3,243,650
	European Financial Stability Facility Treasury Bill (1)
847,133	0.023%, 06/17/13	1,149,704
	Hellenic Republic Government Bond
1,525,000	3.000%, 02/24/23	1,125,194
1,378,000	3.000%, 02/24/24	987,118
923,200	3.000%, 02/24/25	645,710
1,128,200	3.000%, 02/24/26	775,581
559,000	3.000%, 02/24/27	373,324
		3,906,927
	Hungary Government Bond
91,000,000	7.500%, 11/12/20	462,035
200,350,000	7.000%, 06/24/22	979,908
125,300,000	6.750%, 02/24/17	603,949
111,000,000	6.500%, 06/24/19	531,054
24,000,000	6.000%, 11/24/23	108,412
		2,685,358
	Indonesia Treasury Bond
7,800,000,000	12.500%, 03/15/13	808,139
	Malaysia Government Bond
5,125,000	3.702%, 02/25/13	1,650,164
	Mexico Cetes (1)
426,000,000	4.631%, 09/19/13	3,259,446
430,000,000	4.585%, 11/14/13	3,268,441
171,000,000	3.545%, 06/13/13	1,323,688
111,000,000	3.474%, 04/04/13	866,596
		8,718,171
	Poland Government Bond
1,800,000	5.750%, 04/25/14	599,597
1,590,000	5.250%, 04/25/13	516,299
5,190,000	5.000%, 10/24/13	1,698,367
		2,814,263
	Serbia Treasury Bonds
30,000,000	10.000%, 01/10/15	353,593
9,500,000	10.000%, 12/06/15	105,235
		458,828
	Singapore Government Bond
3,720,000	3.625%, 07/01/14	3,149,816
890,000	2.250%, 07/01/13	725,012
795,000	1.375%, 10/01/14	654,256
		4,529,084
	South Africa Government Bond
8,200,000	10.500%, 12/21/26	1,167,921
3,080,000	7.500%, 01/15/14	351,904
5,350,000	6.750%, 03/31/21	607,997
		2,127,822
	Thailand Government Bond (2)
1,500,000	2.812%, 01/29/14	50,247
24,784,000	2.809%, 11/26/14	830,376
		880,623
	Thailand Government Index Linked Bond
55,263,383	1.200%, 07/14/21	1,899,941
	Vietnam Government Bond
20,900,000,000	12.150%, 01/16/17	1,105,785
7,000,000,000	11.350%, 02/27/17	367,002
2,310,000,000	9.600%, 06/30/17	114,525
1,000,000,000	9.500%, 06/15/17	49,418
8,540,000,000	9.300%, 01/15/18	418,068
10,000,000,000	9.100%, 01/31/23	467,793
		2,522,591
	TOTAL FOREIGN GOVERNMENT BONDS (Cost $35,610,975)	38,436,123

	U.S. TREASURY OBLIGATIONS — 33.5%
	United States Treasury Bills (1)
3,000,000	0.146%, 04/11/13	2,999,697
3,500,000	0.146%, 05/02/13	3,499,408
2,800,000	0.136%, 05/23/13	2,799,331
1,500,000	0.131%, 02/07/13	1,499,994
800,000	0.131%, 02/14/13	799,996
2,500,000	0.131%, 03/28/13	2,499,837
1,000,000	0.131%, 04/04/13	999,910
5,000,000	0.101%, 07/11/13	4,998,165
4,500,000	0.098%, 07/18/13	4,497,966
3,000,000	0.093%, 07/05/13	2,998,941
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,590,459)	27,593,245

	CONVERTIBLE BONDS — 7. 0%
	China — 0.5%
	SOHO China
2,300,000	3.750%, 07/02/14	396,956

Principal
Amount †		Value $
	Hong Kong — 1.6%
	China Overseas Finance Investment Cayman
400,000	0.000%, 05/14/14 (3) (5)	625,400
	Hong Kong Exchanges and Clearing
600,000	0.500%, 10/23/17 (2)	682,950
		1,308,350
	India — 1.3%
	Vedanta Resources
1,000,000	5.500%, 07/13/16	1,037,000
	Jersey — 0.5%
	Magnolia Finance
400,000	4.000%, 03/29/49	426,346
	Netherlands — 0.4%
	Lukoil International Finance
300,000	2.625%, 06/16/15	340,200
	Philippines — 0.2%
	San Miguel
200,000	2.000%, 05/05/14	216,000
	Singapore — 0.8%
	CapitaLand (5)
500,000	2.875%, 09/03/16	439,038
	Golden Agri-Resources (5)
200,000	2.500%, 10/04/17	196,300
		635,338
	South Korea — 1.1%
	SK Hynix
200,000	2.650%, 05/14/15	213,700
	SK Telecom
580,000	1.750%, 04/07/14	683,240
		896,940
	Taiwan — 0.4%
	TPK Holding (1) (5)
250,000	0.000%, 10/01/17	301,625
	Vietnam — 0.2%
	Vingroup JSC (5)
200,000	5.000%, 04/03/17	219,250
	TOTAL CONVERTIBLE BONDS (Cost $5,533,106)	5,778,005

Shares
	SHORT-TERM INVESTMENT (4) — 8.4%
6,905,143	JPMorgan Prime Money Market Fund, 0.030% (Cost $6,905,143)	6,905,143
	TOTAL INVESTMENTS — 95.6% (Cost $75,639,683)*	78,712,516
	OTHER ASSETS LESS LIABILITIES — 4.4%	3,572,931
	NET ASSETS — 100%	$82,285,447

†	In local currency

(1)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.
(2)	Variable Rate Security — Rate disclosed is as of January 31, 2013.
(3)	Zero Coupon Security issued at par.
(4)	The rate shown represents the 7-day current yield as of January 31, 2013.
(5)

Security exempt from registration under Reg S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2013, the value of these securities amounted to $1,781,613, representing 2.2% of the net assets of the Fund.

* At January 31, 2013, the tax basis cost of the Fund’s investments was $75,639,683, and the unrealized appreciation and depreciation were $3,270,159 and $(197,326), respectively.

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2013, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	2/8/13	USD	581,671	CZK	11,000,000	$359
Barclays Capital	2/19/13	USD	132,196	ZAR	1,200,000	1,636
Barclays Capital	3/7/13	CZK	3,000,000	USD	153,654	(5,103)
Barclays Capital	3/11/13	USD	709,393	PHP	29,000,000	3,386
Barclays Capital	3/13/13	HUF	60,000,000	USD	267,207	(9,871)
Barclays Capital	4/9/13	MYR	2,670,000	USD	863,891	8,543
Barclays Capital	4/9/13	USD	384,334	RUB	11,800,000	4,549
Barclays Capital	4/17/13	ZAR	16,500,000	USD	1,844,713	19,050
Barclays Capital	4/22/13	USD	496,389	INR	27,150,000	5,559
Citigroup Global Markets	2/13/13	PLN	6,916,000	USD	2,099,448	(135,141)
Citigroup Global Markets	2/13/13	USD	1,567,883	PLN	4,850,000	(827)
Citigroup Global Markets	2/28/13	PHP	20,000,000	USD	490,509	(1,084)
Citigroup Global Markets	3/19/13-3/21/13	USD	4,456,438	EUR	3,358,000	104,251
Creit Suisse First Boston	3/11/13	USD	2,542,722	RUB	79,600,000	93,567
Deutsche Bank Securities	2/4/13	USD	1,082,716	INR	58,000,000	6,903
Deutsche Bank Securities	2/7/13	USD	133,924	IDR	1,300,000,000	(548)
Deutsche Bank Securities	2/7/13	USD	309,979	KRW	340,000,000	2,129
Deutsche Bank Securities	2/7/13-3/13/13	KRW	775,000,000	USD	708,484	(2,337)
Deutsche Bank Securities	2/7/13-4/22/13	USD	1,498,714	TRY	2,680,000	17,537
Deutsche Bank Securities	3/19/13	MXP	10,540,000	USD	818,196	(6,935)
Deutsche Bank Securities	4/4/13	USD	934,969	PHP	38,100,000	1,361
Deutsche Bank Securities	4/9/13	USD	368,029	RSD	32,600,000	21,527
Deutsche Bank Securities	4/17/13-4/22/13	THB	31,500,000	USD	1,053,093	1,968
HSBC	2/4/13	THB	25,000,000	USD	810,701	(27,466)
HSBC	2/4/13	USD	640,439	INR	35,000,000	17,089
HSBC	2/4/13-4/22/13	USD	1,883,131	THB	56,500,000	6,160
HSBC	2/7/13	USD	796,004	KRW	870,000,000	2,625
HSBC	2/8/13	USD	711,451	MXP	9,000,000	(4,148)
HSBC	2/19/13-4/30/13	MXP	35,450,000	USD	2,680,486	(97,477)
HSBC	3/13/13	HUF	50,000,000	USD	228,439	(2,459)
HSBC	3/13/13	SGD	285,000	USD	233,438	3,173
HSBC	3/13/13	USD	502,398	HUF	110,000,000	5,577
HSBC	4/15/13	USD	705,293	RON	2,350,000	15,311
HSBC	4/15/13	USD	380,885	RSD	32,600,000	7,864
HSBC	5/6/13	MYR	2,500,000	USD	799,233	(299)
JPMorgan Securities	2/8/13-2/19/13	USD	1,492,301	MXP	18,950,000	(4,476)
JPMorgan Securities	2/13/13	USD	399,809	PLN	1,240,000	841
JPMorgan Securities	2/19/13-3/4/13	USD	3,645,797	SGD	4,474,724	(30,427)
JPMorgan Securities	3/4/13-4/10/13	MXP	36,030,000	USD	2,766,756	(57,209)
JPMorgan Securities	3/7/13	CZK	23,800,000	USD	1,231,057	(28,415)
JPMorgan Securities	3/15/13-3/21/13	USD	1,452,577	EUR	1,078,500	12,183
JPMorgan Securities	3/25/13-4/8/13	USD	1,159,722	KRW	1,255,000,000	(11,031)
JPMorgan Securities	4/4/13	USD	482,106	PHP	19,600,000	(424)
JPMorgan Securities	4/25/13	USD	411,286	RUB	12,500,000	(486)
JPMorgan Securities	4/30/13	SGD	975,000	USD	787,173	(572)
JPMorgan Securities	5/6/13	USD	408,726	HUF	89,000,000	(470)
JPMorgan Securities	5/29/13	USD	580,517	INR	31,500,000	(2,209)
State Street Bank	2/8/13	CZK	15,850,000	USD	802,414	(36,238)
State Street Bank	2/19/13	ZAR	4,340,000	USD	479,993	(4,030)
State Street Bank	2/19/13-3/13/13	SGD	9,776,000	USD	8,002,522	103,989
State Street Bank	2/28/13	USD	871,559	PHP	35,559,602	2,484
State Street Bank	3/13/13	USD	816,327	INR	45,000,000	23,002

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Standard Bank	2/4/13	INR	93,000,000	USD	1,728,946	$(18,201)
Standard Bank	2/7/13	KRW	770,000,000	USD	712,172	5,339
Standard Bank	2/7/13-4/15/13	IDR	8,500,000,000	USD	849,479	(17,174)
Standard Bank	2/8/13	MXP	10,600,000	USD	794,144	(38,902)
Standard Bank	2/19/13	TWD	21,000,000	USD	710,900	(409)
Standard Bank	2/19/13	USD	337,591	SGD	413,276	(3,680)
Standard Bank	2/19/13-3/25/13	USD	1,598,742	TWD	46,150,000	(35,415)
Standard Bank	2/28/13-3/11/13	USD	1,446,103	PHP	59,040,398	5,059
Standard Bank	3/4/13-5/29/13	USD	2,510,142	INR	138,000,000	42,766
Standard Bank	3/12/13-4/8/13	USD	1,760,219	KRW	1,895,000,000	(24,593)
UBS Securities	2/1/13	RUB	19,500,000	USD	647,927	(1,813)
UBS Securities	2/1/13-4/25/13	USD	1,251,796	RUB	39,000,000	38,791
						$(25,291)

CZK — Czech Koruna

EUR — Euro

HUF — Hungarian Forint

IDR — Indonesian Rupiah

INR — Indian Rupee

KRW — South Korean Won

MXP — Mexican Peso

MYR — Malaysian Ringgit

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian Leu

RSD — Serbian Dinar

RUB — Russian Ruble

SGD — Singapore Dollar

THB — Thailand Baht

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements

January 31, 2013 (unaudited)

The following is a summary of the inputs used as of January 31, 2013, in valuing the Schroder Funds’ investments carried at value:

Schroder U.S. Small and Mid Cap Opportunities Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$96,762,720	$—	$—	$96,762,720
Short-Term Investment	5,730,891	—	—	5,730,891
Total Investments in Securities	$102,493,611	$—	$—	$102,493,611

Schroder Emerging Market Equity Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$684,616,729	$—	$—	$684,616,729
Preferred Stock	41,040,458	—	—	41,040,458
Short-Term Investment	13,209,763	—	—	13,209,763
Total Investments in Securities	$738,866,950	$—	$—	$738,866,950

Schroder International Multi-Cap Value Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$85,296,806	$—	$—	$85,296,806
Preferred Stock	362,406	—	—	362,406
Investment Company	120,493	—	—	120,493
Warrants	12	—	—	12
Short-Term Investment	2,845,109	—	—	2,845,109
Total Investments in Securities	$88,624,826	$—	$—	$88,624,826

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$3,771	$—	$—	$3,771
Forwards — Unrealized Appreciation	—	32,187	—	32,187
Forwards — Unrealized Depreciation	—	(23,393)	—	(23,393)
Total Other Financial Instruments	$3,771	$8,794	$—	$12,565

Schroder Total Return Fixed Income Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
U.S. Government Mortgage-Backed Obligations	$—	$45,609,501	$—	$45,609,501
Corporate Obligations	—	29,291,122	—	29,291,122
U.S. Treasury Obligations	—	9,039,298	—	9,039,298
Collateralized Mortgage Obligations	—	8,888,603	—	8,888,603
Asset-Backed Securities	—	4,579,766	—	4,579,766
Commercial Mortgage-Backed Obligations	—	1,547,364	—	1,547,364
Municipal Bonds	—	1,300,194	—	1,300,194
Sovereign Governments	—	496,731	—	496,731
Short-Term Investment	325,995	—	—	325,995
Total Investments in Securities	$325,995	$100,752,579	$—	$101,078,574

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures — Unrealized Appreciation	$—	$145,097	$—	$145,097
Futures — Unrealized Depreciation	—	(322,583)	—	(322,583)
Forwards — Unrealized Appreciation	—	78,158	—	78,158
Forwards — Unrealized Depreciation	—	(25,556)	—	(25,556)
Total Other Financial Instruments	$—	$(124,884)	$—	$(124,884)

Schroder Absolute Return EMD and Currency Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$38,436,123	$—	$38,436,123
U.S. Treasury Obligations	—	27,593,245	—	27,593,245
Convertible Bonds	—	5,778,005	—	5,778,005
Short-Term Investment	6,905,143	—	—	6,905,143
Total Investments in Securities	$6,905,143	$71,807,373	$—	$78,712,516

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards — Unrealized Appreciation	$—	$584,578	$—	$584,578
Forwards — Unrealized Depreciation	—	(609,869)	—	(609,869)
Total Other Financial Instruments	$—	$(25,291)	$—	$(25,291)

(1)                 There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)                All securities in this category are Level 1 securities except for securities fair valued at zero. For a detailed break-out by classification, please refer to the Schedule of Investments.

Item 2.  Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting during the period from November 1, 2012 through January 31, 2013 that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Series Trust

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 29, 2013

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: March 29, 2013

*     Print the name and title of each signing officer under his or her signature.